As filed with the Securities and Exchange Commission on January 16, 1998
                                                   Registration Nos. 33-73404
                                                                     811-8236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /x/


                        Pre-Effective Amendment No. ____                  / /



                         Post-Effective Amendment No. 18                  /x/


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /x/



                                Amendment No. 18                          /x/



                                 Northern Funds
               (Exact Name of Registrant as Specified in Charter)

                              207 E. Buffalo Street
                                    Suite 400
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-595-9111

                            Jeffrey A. Dalke, Esquire
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


         [ ] immediately upon filing pursuant to paragraph (b)


         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (a)(i)

         [X] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                 NORTHERN FUNDS
                               MID CAP GROWTH FUND


                              CROSS REFERENCE SHEET

                             Pursuant to Rule 485(a)
                        under the Securities Act of 1933

Form N-1A Item Number                     Location

Part A                                    Prospectus Caption

1.  Cover Page..........................  Cover Page

2.  Synopsis............................  Expense Summary

3.  Condensed Financial Information.....  Not Applicable

4.  General Description of Registrant...  Cover Page; Investment
                                          Information; Additional Investment
                                          Information, Risks and
                                          Considerations; Management;
                                          Further Information

5.  Management of the Fund..............  Management; Opening an
                                          Account and Purchasing
                                          Shares; Redeeming and
                                          Exchanging Shares

5A. Management's Discussion of
     Fund Performance...................  Not Applicable

6.  Capital Stock and Other Securities    Opening an Account and Purchasing
                                          Shares; Redeeming and Exchanging
                                          Shares; Distributions and Taxes;
                                          Further Information

7.  Purchase of Securities Being Offered  Opening an Account and Purchasing
                                          Shares; Redeeming and Exchanging
                                          Shares

8.  Redemption or Repurchase............  Redeeming and Exchanging Shares


9.  Pending Legal Proceedings...........  Not Applicable

                                 NORTHERN FUNDS


                                   PROSPECTUS
                                  APRIL 1, 1998


                               MID CAP GROWTH FUND

                                 NORTHERN FUNDS
                               MID CAP GROWTH FUND



THE NORTHERN TRUST COMPANY                                  Investment Adviser,
50 S. LaSalle Street                                        Transfer Agent and
Chicago, Illinois 60675                                     Custodian
1-800-595-9111


         The shares offered by this Prospectus represent interests in the Mid Cap Growth Fund (the "Fund"). The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with market capitalizations that are within the capitalization range of the Standard & Poor's MidCap 400 Stock Index at the time of investment. The Fund is one of 25 no-load mutual funds (the "Funds") comprising Northern Funds. Northern Funds is a no-load management investment company designed to offer investors a range of investment opportunities. Northern Funds also offers money market funds and domestic and international fixed income and other equity funds, which are described in separate Prospectuses.



         The Fund is advised by The Northern Trust Company ("Northern Trust"). Shares are sold and redeemed without any purchase or redemption charge by Northern Funds, although Northern Trust and other institutions may charge their customers for their services in connection with investments.

         This Prospectus provides information about the Fund that you should know before investing. It should be read and retained for future reference. Further information is included in a statement of additional information dated April 1, 1998 (the "Additional Statement"), which is incorporated by reference herein. For a free copy, write to Northern Funds' distributor, Sunstone Distribution Services, LLC, at 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 or call 1-800-595-9111. The Securities and Exchange Commission maintains a World Wide Web Site (http://www.sec.gov) that contains the Additional Statement and other information regarding Northern Funds.

         SHARES OF NORTHERN FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is April 1, 1998.

                                TABLE OF CONTENTS

                                                                            Page
HIGHLIGHTS...............................................................      1

EXPENSE SUMMARY..........................................................      4

INVESTMENT INFORMATION...................................................      6

ADDITIONAL INVESTMENT INFORMATION, RISKS AND CONSIDERATIONS..............      7
         Description of Securities and Investment Techniques.............      7
         Investment Restrictions.........................................     20

OPENING AN ACCOUNT AND PURCHASING SHARES.................................     20
         Purchasing Shares Directly from the Fund........................     21
         Purchasing Shares Through Northern Trust and Other
                  Institutions...........................................     23
         Additional Purchase Information.................................     23

REDEEMING AND EXCHANGING SHARES..........................................     24
         Redeeming and Exchanging Directly from the Fund.................     25
         Redeeming and Exchanging Through Northern Trust and
                  Other Institutions.....................................     27
         Additional Redemption and Exchange Information..................     28

DISTRIBUTIONS AND TAXES..................................................     29
         Distributions...................................................     29
         Taxes    .......................................................     29

MANAGEMENT...............................................................     32
         Board of Trustees...............................................     32
         Investment Adviser, Transfer Agent and Custodian................     32
         Administrator and Distributor...................................     33
         Service Organizations...........................................     34
         Expenses .......................................................     35

FURTHER INFORMATION......................................................     35
         Determining Share Price.........................................     35
         Advertising Performance.........................................     36
         Voting Rights...................................................     37
         Shareholder Reports.............................................     38
         Retirement Plans................................................     38
         Miscellaneous...................................................     38

HIGHLIGHTS

Q.       WHAT IS NORTHERN FUNDS?

A. Northern Funds is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. Northern Funds presently consists of twenty-five portfolios, including money market, domestic and international fixed income and equity portfolios. This Prospectus describes only the Mid-Cap Growth Fund, which seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations that are within the capitalization range of the Standard & Poor's Mid-Cap 400 Stock Index at the time of investment.

Q.       WHO ADVISES THE FUND?

A. The Northern Trust Company ("Northern Trust"), the principal subsidiary of Northern Trust Corporation, serves as investment adviser to Northern Funds. Northern Trust also serves as the Fund's transfer agent and custodian. Northern Trust and its affiliates administered $______ billion in assets as of December 31, 1997 in various capacities, including $_____ billion for which Northern Trust had investment management responsibility. See "Management."

Q.       WHAT ARE THE POTENTIAL RISKS PRESENTED BY THE FUND'S INVESTMENT
         PRACTICES?

A. Investing in the Fund involves the risks common to any investment in mid-cap common stocks. Because medium capitalized companies normally have more limited product lines, markets, distribution channels and financial and managerial resources, investments in such companies entail greater risk and portfolio price volatility than investments in larger capitalized companies. The market value of fixed income securities will generally vary inversely with changes in prevailing interest rates. The Fund may invest up to 10% of its total assets in convertible securities rated below investment grade. The Fund may invest a substantial portion of its assets in foreign securities directly, and indirectly through the purchase of European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and American Depository Receipts ("ADRs"). The Fund may also enter into foreign currency exchange contracts. Foreign securities may be subject to certain risks in addition to those inherent in U.S. investments, including the possible imposition of exchange control regulations, freezes on convertibility of currency and adverse changes in foreign currency exchange rates.

         The Fund may also purchase "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations. Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the "derivative" instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a "derivative" instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a "derivative" instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some "derivative" instruments are more complex than others, and for those instruments that have been developed recently, complete information is lacking regarding their actual performance over entire market cycles. Northern Trust will evaluate the risks presented by the "derivative" instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that Northern Trust's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of its investments in "derivative" instruments.

         The foregoing is a summary of certain of the potential risks presented by the Fund's investment practices. Details regarding these and other risks presented by the policies of the Fund are described under "Additional Investment Information, Risks and Considerations."

Q.       HOW DOES ONE BUY AND REDEEM SHARES?

A. Shares of the Fund are distributed by Sunstone Distribution Services, LLC. Shares may be purchased directly from Northern Funds or through a qualified account at Northern Trust or certain other institutions. Shares are sold and redeemed without any purchase or redemption charge by Northern Funds, although Northern Trust and other institutions may charge their customers for their services in connection with investments. The minimum initial investment for purchases directly with Northern Funds is $2,500 ($500 for an IRA and $250 under the Automatic Investment Plan). The minimum for subsequent investments is $50. Northern Trust or other organizations may impose particular customer account requirements such as minimum account sizes.

         Additional share purchase and redemption information for both purchases and redemptions directly with Northern Funds or through qualified accounts is provided below under "Opening an Account and Purchasing Shares" and "Redeeming and Exchanging Shares."

Q.       WHAT SHAREHOLDER SERVICES ARE AVAILABLE?

A. Northern Funds offers the advantage of automatic dividend reinvestment in shares of the Fund or in another Northern Fund, exchange privileges among Northern Funds should your investment goals change, telephone exchange and redemption privileges, an Automatic Investment Plan (with a reduced minimum initial investment) and a Systematic Withdrawal Plan. See "Opening an Account and Purchasing Shares" and "Redeeming and Exchanging Shares." Shares of Northern Funds may be purchased in connection with a variety of tax-sheltered retirement plans. See "Further Information -- Retirement Plans."

Q.       WHEN ARE DISTRIBUTIONS MADE?

A. Dividends from the net investment income of the Fund will be declared and paid quarterly. Net realized capital gains of the Fund will be distributed at least annually. See "Distributions and Taxes."

EXPENSE SUMMARY

                  The following table will help you understand the expenses you will bear directly or indirectly as a shareholder of the Fund. SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling Fund shares. ANNUAL OPERATING EXPENSES are paid out of the Fund's assets and include the fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting and other services that the Fund expects to pay during the current fiscal year. An example based on this information is also provided.

                                                                  MID-CAP GROWTH
                                                                   EQUITY FUND
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on
     Purchases...............................................          None
    Sales Charge Imposed on Reinvested
     Distributions...........................................          None
    Deferred Sales Charge Imposed on
     Redemptions.............................................          None
    Redemption Fees(1).......................................          None
    Exchange Fees............................................          None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
    Management Fees (after fee
     reductions and waivers).................................          0.85%
    12b-1 Fees...............................................          0.00%
    Other Expenses (after fee
     reductions and reimbursements)..........................          0.15%
                                                                      ------

TOTAL OPERATING EXPENSES(2)
    (After Fee Reductions, Waivers
     and Reimbursements).....................................          1.00%
                                                                      ======

EXAMPLE OF EXPENSES(2)
    Based on the foregoing table, you
     would pay the following expenses on
     a $1,000 investment, assuming a 5%
     annual return and redemption at the
     end of each time period:

    One Year.................................................         $  10
    Three Years..............................................         $  33

(1)      A fee of $15.00 may be applicable for each wire redemption.

(2) The table and example shown do not reflect any charges that may be imposed by Northern Trust or other institutions on their customers.


         "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year. Without fee reductions, waivers and reimbursements, "Management Fees" would be 1.00%, "Other Expenses" for the current fiscal year would be 0.61% and "Total Operating Expenses" would be 1.61% for the Fund.

In addition, Northern Funds does not expect to pay any 12b-1 fees (otherwise payable at an annual rate of up to 0.25%) under its Distribution and Service Plan for the current fiscal year. For more expense information, see "Management."

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE FUND IS NEW AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. INFORMATION ABOUT THE ACTUAL PERFORMANCE OF THE FUND WILL BE CONTAINED IN THE FUND'S FUTURE ANNUAL REPORTS TO SHAREHOLDERS, WHICH MAY BE OBTAINED WITHOUT CHARGE WHEN THEY BECOME AVAILABLE.

INVESTMENT INFORMATION

         The investment objective and policies of the Fund are described below. Additional information regarding the securities, investment techniques and restrictions of the Fund are described under "Additional Investment Information, Risks and Considerations."


         The investment objective of the Mid-Cap Growth Fund is to seek long-term capital appreciation. Any income received is incidental to this objective. The Fund seeks to achieve its objective by investing primarily (at least 65% of the value of its total assets under normal market conditions) in equity securities (i.e., common and preferred stocks and convertible securities) of companies with market capitalizations that are within the capitalization range of the Standard & Poor's MidCap 400 Stock Index (the "S&P 400 Index") at the time of investment. The S&P 400 Index is a market-weighted index comprised of 400 common stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The purpose of the S&P 400 Index is to represent the performance of the medium-capitalization sector of the U.S. securities market. Medium capitalized stocks which are included in the Standard & Poor's 500 Composite Stock Price Index are excluded from the S&P 400 Index. Except for a limited number of Canadian securities, the S&P 400 does not include foreign securities. As of December 31, 1997, the approximate market capitalization range of the companies included in the S&P 400 Index was between $213 million and $14 billion. The stocks in which the Fund invests may or may not be included in the S&P 400 Index.


         The Fund will invest in companies with intermediate market capitalizations which Northern Trust believes have demonstrated above average sales and earnings growth and return on equity relative to their peers. Investments are selected based on factors such as financial condition, market share, product leadership, earnings growth rates as compared with those of relevant competitors, market valuation in comparison to other stocks and the stock's own historical norms, improving relative price trend and other investment criteria. The Fund will have broad sector exposure and emphasis will be on issue selection rather than sector rotation.

         Because medium capitalized companies normally have more limited product lines, markets, distribution channels and financial and managerial resources, investments in such companies entail greater risk and portfolio price volatility than investments in larger capitalized companies.

ADDITIONAL INVESTMENT INFORMATION, RISKS AND CONSIDERATIONS

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities including convertible bonds, debentures, and preferred stock. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Fund will usually be rated investment grade by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. ("Duff") or Fitch IBCA, Inc. ("Fitch") or, if unrated, will be of comparable quality as determined by Northern Trust. The Fund may, however, acquire convertible securities rated below investment grade when Northern Trust believes that their investment characteristics make them desirable, so long as (a) under normal market and economic conditions, less than 10% of the Fund's total assets are invested in non-investment grade convertible securities and (b) any such security is rated "B" or higher by at least one major rating agency. For a description of applicable securities ratings, See Appendix A to the Additional Statement.

         Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." Particular risks associated with lower-rated convertible securities are: (a) the relative youth and growth of the market for such securities; (b) the sensitivity of such securities to interest rate and economic changes; (c) the lower degree of protection of principal and interest payments;
(d) the relatively low trading market liquidity for the securities; (e) the impact that legislation may have on the high yield bond market (and, in turn, on the Fund's net asset value and investment practices); and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated convertible securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a convertible security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

         For purposes of determining the percentage of the Fund's assets that is invested in equity securities, only that portion of the value of convertible securities attributable to their fixed income characteristics will be deemed to be a fixed income investment. The remaining value will be deemed to be an equity investment.

WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights in addition to those that have been acquired in units or are attached to other securities. Warrants represent rights to purchase securities at a specific price for a specific period of time. The Fund may also purchase bonds that are issued in tandem with warrants entitling the holder to purchase common stock at a specified price during a specified period. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

FOREIGN SECURITIES. The Fund may invest a portion of its assets in such securities, including Eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

         Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund if it invests in foreign stocks. To the extent that the Fund invests in fixed income securities, it will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

         There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

         The Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

         Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. The Fund is also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

         Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Distributions and Taxes."

AMERICAN DEPOSITORY RECEIPTS. The Fund can invest in ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

         A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

EUROPEAN DEPOSITORY RECEIPTS. The Fund can also invest in EDRs and GDRs. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward currency exchange contracts in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Fund.

         A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although these contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, the Fund may choose to refrain from entering into such contracts. In connection with its forward currency exchange contracts, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, the Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices, and may or may not be issued by the

Options Clearing Corporation. The Fund will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         To the extent consistent with its investment objective, the Fund may also invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs. The Fund may also invest in futures contracts and options in futures contracts to increase total return (i.e. for speculative purposes). The value of the Fund's futures contracts may equal or exceed 100% of the Fund's total assets, although the Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its total assets.

         Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quantity of a foreign currency. When used as a hedge, the Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or currency exchange fluctuation. The Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Fund's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and
(d) Northern Trust's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and options, see "Futures Contracts and Related Options" and Appendix B in the Additional Statement.

         Northern Funds intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Fund from registration as a "commodity pool operator."

UNITED STATES GOVERNMENT OBLIGATIONS. To the extent consistent with its investment objective, the Fund may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association ("SLMA"), are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

         Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law.

STRIPPED OBLIGATIONS. To the extent consistent with its investment objective, the Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government and other domestic and foreign obligations. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality), foreign governments or private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by Northern Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with its investment objective, the Fund may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. Like other stripped obligations, these participations are also normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

ASSET-BACKED SECURITIES. The Fund may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans, credit card receivables and other financial assets) and are issued by the U.S. government, GNMA, FNMA, Federal Home Loan Mortgage Corporation, and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, investment banks and certain special purpose entities. The Fund will not purchase non-mortgage asset-backed securities that are not rated investment grade by S&P, Duff, Fitch or Moody's.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         The Fund may acquire several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Fund will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.


CORPORATE AND BANK OBLIGATIONS. The Fund may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of specific obligation or by government regulation. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Fund may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate and long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date. The Fund may purchase variable and floating rate instruments with stated maturities in excess of its maturity limitations provided that the Fund may demand payment of the principal of the instrument at least once within the applicable maturity limitation on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). Unrated instruments will be determined by Northern Trust to be of comparable quality at the time of purchase to rated instruments purchasable by the Fund.

         The Fund may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

         The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments (including inverse floaters) will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. See "Illiquid Securities."

REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by Northern Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Fund is authorized to make borrowings as described below under "Investment Restrictions." If the securities held by the Fund should decline in value while borrowings are outstanding, the market value of the Fund's portfolio will decline proportionately more than the decline in value it would otherwise suffer. Borrowings may be made through reverse repurchase agreements under which the Fund sells portfolio securities to financial institutions such as banks and broker/dealers and agrees to repurchase them at a particular date and price. The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and that the securities may not be returned to the Fund. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated account with Northern Funds' custodian containing cash, U.S. government or other appropriate liquid securities having a value at least equal to the repurchase price. The Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

SECURITIES LENDING. The Fund may seek additional income from time to time by lending securities on a short-term basis to banks, brokers and dealers. The securities lending agreements will require that the loans be secured by collateral in cash, cash equivalents, U.S. government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. No portfolio securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by Northern Trust.

INVESTMENT COMPANIES. In connection with the management of its daily cash positions, the Fund may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. In addition, the Fund may invest in securities issued by other investment companies if otherwise consistent with its investment objective and policies. As a shareholder of another investment company, the Fund will bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations. Investments in other investment companies will be subject to the limits imposed by the 1940 Act.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, SMBS issued by private issuers, unlisted over-the-counter options and other securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act").

         If otherwise consistent with its investment objective and policies, the Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as Northern Trust determines, under guidelines approved by Northern Funds' Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

PORTFOLIO TRANSACTIONS AND TURNOVER. Northern Trust's Advisory Agreement provides that in selecting brokers or dealers to place orders for transactions
(a) involving common and preferred stocks, Northern Trust shall use its best judgment to obtain the best overall terms available and (b) involving bonds and other fixed income obligations, Northern Trust shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern Trust is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern Trust may consider the brokerage and research services provided to the Fund and/or other accounts over which Northern Trust or an affiliate of Northern Trust exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

         The portfolio turnover rates of the Fund will vary from year to year, and may be affected by changes in the holdings of specific issuers. High portfolio turnover (100% or more) may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. In addition, higher turnover rates can result in corresponding increases in commissions and other transaction costs. Northern Trust will not consider turnover rate a limiting factor in making investment decisions. Northern Funds expects that the annual turnover rate of the Fund will generally not exceed 100%.


MISCELLANEOUS. After its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Northern Trust will consider such an event in determining whether the Fund should continue to hold the security. Except for the convertible securities described above, Northern Trust expects to sell promptly any fixed income securities that are non-investment grade which exceed 5% of the Fund's net assets, where it has determined that such sale is in the best interest of the Fund.

         For a description of applicable securities ratings, see Appendix A to the Additional Statement. Investment grade securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities.

         The Fund may also purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust to be substantially similar to those of any other investment otherwise permitted by the investment policies discussed above.

         The Fund does not intend to purchase certificates of deposit of Northern Trust or its affiliate banks, commercial paper issued by Northern Trust's parent holding company or other securities issued or guaranteed by Northern Trust, its parent holding company or their subsidiaries or affiliates.

INVESTMENT RESTRICTIONS

         The Fund's investment objective may be changed by Northern Funds' Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Fund. No assurance can be provided that the Fund will achieve its investment objective.

         The Fund has also adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. The following description summarizes several of the Fund's fundamental restrictions, which are set forth in full in the Additional Statement.

         The Fund may not:

         1. invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry with certain limited exceptions set forth in the Additional Statement;

         2. borrow money except in amounts up to 33 1/3% of the value of its total assets at the time of borrowing.

         3. make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; or

         4. subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer.


OPENING AN ACCOUNT AND PURCHASING SHARES

         An investment account may be opened and shares purchased directly from Northern Funds by following the instructions below under "Purchasing Shares Directly from the Fund." If you maintain certain accounts at Northern Trust or another institution (such as a bank or broker/dealer) that has entered into an agreement with Northern Funds to provide services to its customers, you may purchase shares through your institution in accordance with its procedures. See "Purchasing Shares Through Northern Trust and Other Institutions" below for more details.

If you have any questions or need any assistance in opening an investment account or purchasing shares, call 1-800-595-9111.

PURCHASING SHARES DIRECTLY FROM THE FUND

         For your convenience, there are a number of ways to invest directly with Northern Funds. When establishing an investment account directly with Northern Funds, the minimum initial investment in the Fund is $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

BY MAIL. You may purchase shares by mail by sending a Purchase Application, a copy of which accompanies this Prospectus, together with a check or money order payable to Northern Funds in the envelope provided or by addressing your envelope to Northern Funds at P.O. Box 75986, Chicago, Illinois 60690-6319. Additional requirements may be imposed. If using overnight delivery use the following address: 801 South Canal Street, Chicago, Illinois 60607, Attn:
Northern Funds. Your check must be drawn on a bank located in the U.S. and must be payable in U.S. dollars. When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment, or indicate on your check or a separate piece of paper your name, address and account number.

         A $20 fee will be charged by the Transfer Agent if any check used for investment does not clear. In addition, you will be responsible for any loss suffered by the Fund. If you purchase shares by check and subsequently request the redemption of those shares, Northern Funds may delay the payment of redemption proceeds until the Transfer Agent is satisfied that the check has cleared, which may take up to 15 days from the purchase date. If you anticipate redemptions soon after purchase, you may wish to wire funds to avoid delays. Northern Funds will not accept payment in cash or third party checks for the purchase of shares.

BY WIRE. You may make initial or subsequent investments in shares of the Fund by wiring federal funds. If you are opening an account with a wire purchase, you must call 1-800-595-9111 for instructions prior to wiring funds. You must promptly complete a Purchase Application and forward it to the Transfer Agent in the envelope provided herewith, or by addressing your envelope to Northern Funds at P.O. Box 75986, Chicago, Illinois 60690-6319. Additional requirements may be imposed. Redemptions will not be paid until your completed application has been received by the Transfer Agent. If you wish to add to an existing account by wire purchase, you may wire federal funds to:

                  The Northern Trust Company
                  Chicago, Illinois
                  ABA Routing No.  0710-00152,
                  (Reference 10 Digit Fund Account Number)
                  (Reference Shareholder's Name)

DIRECT DEPOSIT. You may purchase additional shares through the Direct Payroll Deposit Plan offered by Northern Funds. Through this plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. In order to participate in the plan, your employer must have direct deposit capabilities through the Automated Clearing House ("ACH") available to its employees. The plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments. Further details about this service may be obtained from the Transfer Agent by calling 1-800-595-9111. Northern Funds reserves the right, at any time and without prior notice, to limit or terminate the Direct Payroll Deposit privilege or its use in any manner by any person.

AUTOMATIC INVESTMENT. Northern Funds offers an Automatic Investment Plan that allows you to automatically purchase shares on a regular, monthly basis ($250 initial minimum, $50 monthly minimum additions). Under this plan the Transfer Agent originates an ACH request to your financial institution which forwards funds periodically to the Transfer Agent to purchase shares. The plan can be established with any financial institution that participates in the ACH funds transfer system. No service fee is currently charged by Northern Funds for participation in the plan. You may establish the plan by completing the appropriate section on the Purchase Application when opening an account. You may also establish the plan after an account is opened by completing an Automatic Investment Plan Application which may be obtained by calling 1-800-595-9111. If an investor discontinues participation in the plan, the Fund reserves the right to redeem the investor's account involuntarily, upon 60 days' written notice, if the account's net asset value is $1,000 or less.

DIRECTED REINVESTMENTS. In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another investment portfolio offered by Northern Funds. In addition, systematic withdrawals from one account and reinvestments in another account may be established. See "Redeeming and Exchanging Directly from the Fund -- Systematic Withdrawals." Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

BY EXCHANGE. You may open a new account or add to an existing account by exchanging shares of the Fund for shares of any other investment portfolio offered by Northern Funds. See "Redeeming and Exchanging Shares" for details.

PURCHASING SHARES THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

         Northern Trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other institutions (together with Northern Trust, "Service Organizations"), such as banks or broker-dealers that have entered into agreements with Northern Funds, should contact their account officers for appropriate purchase instructions. Northern Trust or another Service Organization may impose particular customer account requirements in connection with investments in the Fund, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund shares. To determine whether you may purchase shares through your institution, contact your institution directly or call 1-800-595-9111. Purchases (and redemptions) placed through Northern Trust or another Service Organization are processed only on days that both Northern Funds and the particular institution are open for business.

         Depending on the terms of the particular account used to purchase Fund shares, Northern Trust or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in the Fund. For further discussion of Service Organizations and the procedures for purchasing (and redeeming) shares through them, see "Management - - Service Organizations."

ADDITIONAL PURCHASE INFORMATION

EFFECTIVE TIME AND PRICE OF PURCHASES. A purchase order for Fund shares received by the Transfer Agent by 3:00 p.m. (Chicago Time) on a Business Day (as defined below under "Further Information -- Miscellaneous") will be priced at the net asset value determined on that day, provided that either: (a) the order is accompanied by payment of the purchase price; or (b) the order is placed by Northern Trust or a Service Organization that is acting on behalf of itself or its qualified customer accounts and undertakes to make payment on the next Business Day in the form of federal funds or other immediately available funds. If an order in proper form with proper payment is not received by the Transfer Agent by such time, the order will be processed at the next determined net asset value after the Transfer Agent has received both an order in proper form and such payment.

MISCELLANEOUS PURCHASE INFORMATION. You will be responsible for all losses and expenses of the Fund as a result of a check that does not clear or an ACH transfer that is rejected. Northern Funds may decline to accept a purchase order when, in the judgment of Northern Funds or its investment adviser, it would not be in the best interest of existing shareholders to accept the order. Federal regulations require that you provide a social security number or other certified taxpayer identification number upon opening or reopening an account. Purchase Applications without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within 60 days of the date of the Purchase Application. Payment for shares of the Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund. For further information, see the Additional Statement. Additions or changes to any information in your account registration (for example, a change in registration from a joint account to an individual account) may be made by submitting a written request to the Transfer Agent accompanied by a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") or such other means or evidence of authority as may be acceptable to the Transfer Agent. Additional requirements may be imposed. In the interests of economy and convenience, certificates representing shares of the Fund are not issued. Northern Funds may reproduce this Prospectus in an electronic format which may be available on the Internet. If you have received this Prospectus in its electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to Northern Funds Center at P.O. Box 75986, Chicago, Illinois 60690-6319, calling 1-800-595-9111, or sending an e-mail to:
northernfunds@execpc.com.


REDEEMING AND EXCHANGING SHARES

         You can arrange to withdraw your investment in the Fund by selling some or all of your shares. This process is known as "redeeming" your shares. The procedures for redeeming shares differ depending on whether you purchase your shares directly from Northern Funds or through Northern Trust or another Service Organization. If you purchase your shares through an account at Northern Trust or another Service Organization, you will redeem them in accordance with the instructions pertaining to that account.

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUND

         When you purchase your shares directly from Northern Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at Northern Trust or another Service Organization and you appear on Northern Funds' records as the registered holder. You may call 1-800-595-9111 if you have any questions regarding redemptions or exchanges.

         Northern Funds imposes no charges when you redeem or exchange shares. However, when shares of the Fund are purchased through Northern Trust or another Service Organization, a fee may be charged by those institutions for providing services in connection with your investment.

BY MAIL. You may redeem shares in any number or dollar amount by sending a written request to Northern Funds, P.O. Box 75986, Chicago, Illinois 60690-6319. The redemption request must state the number of shares or the dollar amount to be redeemed and identify the Fund account number. If the redemption proceeds are to be sent elsewhere than the address of record, each request must be accompanied by a signature guarantee by a financial institution that participates in STAMP or such other means or evidence of authority as may be acceptable to the Transfer Agent. In addition, written requests for redemptions exceeding $50,000 must be accompanied by a signature guarantee by a financial institution that participates in STAMP or such other means or evidence of authority as may be acceptable to the Transfer Agent. Additional requirements may be imposed. A signature notarized by a notary public is unacceptable. Northern Funds reserves the right to require signature guarantees in other circumstances based on the amount of the redemption request or other factors, and may impose additional requirements.

BY WIRE. If you authorize wire redemptions on your Purchase Application, shares can be redeemed and the proceeds sent by federal wire transfer to a previously designated account. You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. The minimum amount that may be redeemed by this method is $250. Northern Funds reserves the right to change this minimum or to terminate the wire redemption privilege at any time without notice. To change bank instructions, a written request accompanied by a signature guarantee by a financial institution that participates in STAMP, or such other means or evidence of authority acceptable to the Transfer Agent, must be sent to Northern Funds, P.O. Box 75986, Chicago, Illinois 60690-6319. Additional requirements may be imposed.

SYSTEMATIC WITHDRAWALS. Northern Funds offers a Systematic Withdrawal Plan. If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals ($250 minimum amount per withdrawal) and distributed in cash or reinvested in one or more of the other investment portfolios offered by Northern Funds. See "Purchasing Shares Directly from the Fund -- Directed Reinvestments." An application form and additional information may be obtained from the Transfer Agent by calling 1-800-595-9111.

EXCHANGE PRIVILEGE. Northern Funds offers an exchange privilege that permits you to exchange shares of one Fund for shares of another investment portfolio offered by Northern Funds. To establish the exchange privilege, you must check the appropriate box on the Purchase Application or, if your Fund account is already opened, you may send a written request to the Transfer Agent, and must establish or maintain accounts with an identical title in each fund involved in an exchange transaction. In addition, the shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange).

         Since an excessive number of exchanges may be disadvantageous to Northern Funds, Northern Funds reserves the right, at any time without prior notice, to suspend, limit or terminate the exchange privilege of any shareholder who makes more than eight exchanges of shares in a year and/or two exchanges of shares in a calendar quarter. A shareholder may continue making exchanges until notified that the exchange privilege has been suspended, limited or terminated. Northern Funds reserves the right to modify or terminate the exchange privilege at any time and to reject any exchange request. Questions regarding the exchange privilege may be directed to 1- 800-595-9111 or to your account officer at your Service Organization. Exchanges will be processed only when the shares being acquired can be legally sold in the state of the investor's residence.

         Exchanges may have tax consequences. No exchange fee is currently imposed by Northern Funds on exchanges. Northern Funds reserves, however, the right to impose a charge in the future.

TELEPHONE PRIVILEGE. This privilege permits you to redeem or exchange shares by telephone. To establish the telephone privilege, you must check the appropriate box on the Purchase Application, or if your Fund account is already opened, you may send a written request to the Transfer Agent. The request must be signed by each owner of the account and accompanied by signature guarantees as provided below or such other means or evidence of authority as may be acceptable to the Transfer Agent. Once you have established the telephone privilege, you may use the telephone privilege by calling the Transfer Agent at 1-800-595-9111.

         The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds for redemption orders will be sent by check, by wire transfer or by transfer to an account maintained at Northern Trust or an affiliated bank. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record. The address of record for redemption checks may be changed only by a written request accompanied by signature guarantees by a financial institution that participates in STAMP or such other means or evidence of authority as may be acceptable to the Transfer Agent and sent to Northern Funds, P.O. Box 75986, Chicago, Illinois 60690-6319. Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and will request a form of personal identification if such identification has been furnished to the Transfer Agent. Neither Northern Funds nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that Northern Funds fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for instructions that prove to be fraudulent or unauthorized. In all other cases, you will bear the risk of loss.

         Northern Funds reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by Northern Funds at any time without notice. During periods of substantial economic or market change, telephone redemptions may be difficult to place. If you are unable to contact the Transfer Agent by telephone, shares may also be redeemed by mail as described above under the discussion of redemptions by mail.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

         If you purchase your shares through an account at Northern Trust or another Service Organization, you will redeem or exchange them in accordance with the instructions pertaining to that account. If you are listed on the books of Northern Funds as the shareholder of record, you may also redeem and exchange your shares using any of the methods described above under "Redeeming and Exchanging Directly from the Fund." Questions regarding these redemptions or exchanges should be directed to your account representative at Northern Trust or another Service Organization. Although Northern Funds imposes no charges when you redeem, when shares are purchased through Northern Trust or another Service Organization a fee may be charged by those institutions for providing services in connection with your account.

ADDITIONAL REDEMPTION AND EXCHANGE INFORMATION

EFFECTIVE TIME AND PRICE OF REDEMPTIONS AND EXCHANGES. Redemption orders for shares of the Fund are processed at the net asset value next determined at 3:00 p.m. (Chicago Time) after receipt in good order by the Transfer Agent by 3:00 p.m. (Chicago Time) on a Business Day. Good order means that the request must include the following information: the account number and Fund name; the amount of the transaction (as specified in dollars or number of shares); the signatures of all account owners exactly as they are registered on the account (except for telephone and wire redemptions); required signature guarantees (if applicable); and other supporting legal documents that might be required in the case of estates, corporations, trusts and certain other accounts. Call 1-800-595-9111 for the additional documentation that may be required of these entities. Exchange orders are likewise processed at the net asset value per share next determined after receipt in good order by the Transfer Agent on a Business Day.

PAYMENT OF REDEMPTION PROCEEDS. The Fund will make payment for redeemed shares typically within one or two Business Days, but no later than the seventh day after receipt by the Transfer Agent of a request in good order on a Business Day, except as otherwise provided by the rules of the SEC. However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to shares purchased by money order or wire payment.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern Trust or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemptions may not be processed if a shareholder has failed to submit a completed and signed Purchase Application. Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

         To relieve Northern Funds of the cost of maintaining uneconomical accounts, Northern Funds reserves the right to redeem the shares held in any account if at the time of any redemption of shares in the account, the net asset value of the remaining shares in the account falls below $1,000. Before such involuntary redemption would occur, you would be given at least 60 days' written notice and, during that period, you could make an additional investment to restore the account to at least the minimum amount, in which case there would be no such redemption. Involuntary redemptions will not be made because the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value. Northern Funds also reserves the right to redeem the shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to Northern Funds and its shareholders. Any involuntary redemption would be at net asset value. Northern Funds also reserves the right to redeem shares involuntarily if it is otherwise appropriate to do so under the 1940 Act.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

         Dividends from the net investment income of the Fund are declared and paid quarterly. The net realized capital gains of the Fund are distributed at least annually.

         Dividends and capital gain distributions, if any, will reduce the net asset value of the Fund by the amount of the dividend or capital gain distribution. Dividends and capital gain distributions, if any, are automatically reinvested (without any sales charge) in additional shares of the Fund at their net asset value determined on the payment date. You may, however, notify the Transfer Agent in writing that you elect instead to have dividends and/or capital gain distributions paid in cash or reinvested in shares of another investment portfolio offered by Northern Funds at their net asset value determined on the payment date (provided you maintain an account in such fund). This election will become effective for distributions paid two days after its receipt by the Transfer Agent.

TAXES

         As with any investment, you should consider the tax implications of an investment in Northern Funds. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation. Northern Funds will send written notices to shareholders annually regarding the tax status of distributions made by the Fund.

FEDERAL TAXES. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent the Fund's earnings are distributed to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes.

         To qualify, the Fund will pay as dividends at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income (if any) each year. Investment company taxable income includes, but is not limited to, taxable interest, dividends and short-term capital gains less expenses. Dividends based on either investment company taxable income (which includes income resulting from investments in options and futures contracts) or the excess of net short-term capital gain over net long-term capital loss are treated as ordinary income in determining gross income for tax purposes, whether or not the dividends are received in cash or additional shares. (Federal income taxes for distributions to an IRA or other qualified retirement account are deferred under the Code.)

         Any distribution based on the excess of long-term capital gain over net short-term capital loss will be taxable as a long-term capital gain, no matter how long you hold Fund shares. If you hold shares for six months or less, and during that time receive a distribution that is taxable as a long-term capital gain, any loss realized on the sale of those shares will be treated as a long-term loss to the extent of the earlier capital gain distribution.

         Before purchasing shares you should consider the effect of any capital gain distributions and any net income dividends that are expected to be declared or that have been declared but not yet paid. The per share price will be reduced by the amount of the payment, so that a shareholder will, in effect, have paid full price for the shares and then received a portion of the price back as a taxable distribution. This is because at any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less the Fund's expenses. Because such gains and dividends are included in the price of your shares, when they are distributed, the price of your shares is reduced by the amount of the distribution. Accordingly, if your distribution is reinvested in additional shares, the distribution has no effect on the value of your investment; while you own more shares, the price of each share has been reduced by the amount of the distribution. Likewise, if you take your distribution in cash, the value of your shares after the record date will be reduced by the cash received.

         Any dividends declared in October, November or December and payable to shareholders of record during those months will be deemed to have been paid by the Fund and received by shareholders on December 31, so long as the dividends are actually paid, as expected, in January of the following year.

         Shareholders may realize a taxable gain or loss when redeeming, transferring or exchanging their shares (or in using the Systematic Withdrawal Plan to direct reinvestments), depending on the difference in the prices at which the shares were originally purchased and when redeemed, transferred or exchanged.

         Northern Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends and distributions payable to any investor (i) who has provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (ii) who is subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of interest or dividends, or (iii) who has failed to certify to Northern Funds, when required to do so, that he is not subject to backup withholding or is an "exempt recipient."

STATE AND LOCAL TAXES GENERALLY. Because the state and local tax rules applicable to an investment in Northern Funds may be different than the federal tax rules described above, you should discuss your investment with your tax adviser.

MANAGEMENT

BOARD OF TRUSTEES

         The business and affairs of Northern Funds are managed under the direction of its Board of Trustees. The Additional Statement contains the name of each Trustee and other background information.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

         Northern Trust, with offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as Northern Funds' investment adviser, transfer agent and custodian. As transfer agent, Northern Trust provides various administrative servicing functions, and any shareholder inquiries may be directed to it. Northern Trust's transfer agency offices are located at 801 S.
Canal Street, Chicago, Illinois  60607.

         Northern Trust, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust was formed in 1889 with capitalization of $1 million. As of December 31, 1997, Northern Trust Corporation had approximately $_____ billion in assets, $_____ billion in deposits and employed approximately ________ persons.

         Northern Trust and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) $________ billion in assets as of December 31, 1997, including over $________ billion for which Northern Trust and its affiliates had investment management responsibility.

         Subject to the general supervision of Northern Funds' Board of Trustees, Northern Trust is responsible for making investment decisions for the Fund and placing purchase and sale orders for portfolio securities. Northern Trust is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for Northern Funds). In making investment recommendations for the Fund, investment advisory personnel must not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Fund's account are customers of Northern Trust's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Fund from knowing which companies have commercial business with Northern Trust and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

         As compensation for its advisory services and its assumption of related expenses, Northern Trust is entitled to a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

         Northern Trust also receives compensation as Northern Funds' custodian and transfer agent. The fees payable by the Fund for these services are described in the Additional Statement.

         Northern Trust may, at its own expense, provide compensation to certain dealers and other institutions whose customers purchase shares of the Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may equal or exceed the annual fees that are earned by Northern Trust from the Fund and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of Northern Trust or its affiliates.

         The Fund is advised by Northern Trust's Investment Services Group. James M. Snyder, Vice President of Northern Trust since 1980, Senior Vice President since 1991, Chief Investment Officer since 1995 and Executive Vice President since 1996, oversees the management of all fixed income, equity and money market assets managed by Northern Trust and is the head of Northern's Investment Services Group. Mr. Snyder received his B.S. degree from Indiana University and his M.B.A. degree from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.


         Primary responsibility for the management of the Mid Cap Growth Fund lies with Theodore Breckel, Vice President in the Personal Investment Management Division. Mr. Breckel has had such responsibility for the Fund since April 1998. Mr. Breckel received his A.B. and M.B.A. degrees from Indiana University and his M.S. degree from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. He has been with Northern Trust since 1968. He has served in the Personal Investment Management Division since 1985.

ADMINISTRATOR AND DISTRIBUTOR

         Sunstone Financial Group, Inc. ("Sunstone"), 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, acts as administrator and prior to January 1, 1997, acted as distributor for Northern Funds. As compensation for its administrative services (which include clerical, compliance, regulatory and other services) and the assumption of related expenses, Sunstone is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.15% of Northern Funds' average net assets. No compensation was payable by Northern Funds to Sunstone for its distribution services.

         Effective January 1, 1997, Sunstone Distribution Services, LLC, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, an affiliate of Sunstone, replaced Sunstone as distributor of the shares of Northern Funds. Miriam M. Allison and Mary M. Tenwinkel, officers of Northern Funds, are also officers of Sunstone Distribution Services, LLC. Shares of Northern Funds are sold by Sunstone Distribution Services, LLC, as distributor, on a continuous basis. No compensation is payable by Northern Funds to Sunstone Distribution Services, LLC for its distribution services.


SERVICE ORGANIZATIONS

         Northern Funds may enter into agreements with Service Organizations such as banks, corporations, brokers, dealers and other financial institutions, including Northern Trust, concerning the provision of support and/or distribution services to their customers who own Fund shares. These services, which are described more fully in the Additional Statement, may include support services such as assisting investors in processing administrative purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; providing information to customers showing their positions in the Fund; and providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting. In addition, Service Organizations may provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares. For their services, Service Organizations may receive fees from the Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements.

         Service Organizations may charge their customers fees for providing administrative services in connection with investments in the Fund. Investors should contact their Service Organization with respect to these fees and the particular Service Organization's procedures for purchasing and redeeming shares.

It is the responsibility of Service Organizations to transmit purchase and redemption orders and record those orders on a timely basis in accordance with their agreements with their customers.

         Conflict-of-interest restrictions may apply to the receipt of compensation paid by Northern Funds in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with Northern Funds.

         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. Accordingly, banks will be engaged under agreements with Northern Funds only to perform the administrative and investor servicing functions described above, and will represent that the services provided by them under the agreements will not be primarily intended to result in the sale of Fund shares.

         Agreements that contemplate the provision of distribution services by Service Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

EXPENSES

         Except as set forth above and in the Additional Statement, the Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to Northern Trust and Sunstone, brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws, expenses of the organization of Northern Funds, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against Northern Funds for violation of any law, legal, tax and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Fund's shareholders and regulatory authorities, compensation and expenses of its Trustees, payments to Service Organizations, fees of industry organizations such as the Investment Company Institute, and miscellaneous and extraordinary expenses incurred by Northern Funds.

         Northern Trust and Sunstone intend to voluntarily reimburse a portion of the Fund's expenses and/or reduce their advisory and administrative fees from the Fund during the current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Fund during the periods for which the reductions and reimbursements are made.

FURTHER INFORMATION

DETERMINING SHARE PRICE

         Net asset value per share for purposes of purchases and redemptions is calculated by Northern Trust on each Business Day as of 3:00 p.m. (Chicago Time) for the Net asset value is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding shares.

         Securities held by the Fund that are listed on a recognized U.S. or foreign securities exchange are valued at the last quoted sales price on the securities exchange on which the securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If securities listed on a U.S. exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by Northern Trust under the supervision of the Board of Trustees. Temporary short-term investments are valued at amortized cost which Northern Trust has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when those prices are believed to reflect the fair market value of the securities.

ADVERTISING PERFORMANCE

         The performance of the Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to the S&P 400 Index, data prepared by Lipper Analytical Services, Inc. or to the S&P 500 Index, the Consumer Price Index or the Dow Jones Industrial Average.

         The Fund calculates its total return on an "average annual total return" basis for various periods from the date the Fund commences investment operations and for other periods as permitted under SEC rules. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Total return may also be calculated on an aggregate total return basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the Fund's shares and assume that any dividends and capital gain distributions are reinvested. When considering average total return figures for periods longer than one year, you should note that the annual total return for any one year may be more or less than the average for the entire period. The Fund may also advertise its total return on an aggregate, year-by-year or other basis for various specified periods through charts, graphs, schedules or quotations.


         Performance is based on historical earnings and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value should be considered in ascertaining the total return to shareholders for a given period. Total return data should also be considered in light of the risks associated with the Fund's composition, quality, operating expenses and market conditions. Any fees charged by Northern Trust or a Service Organization directly to its customers in connection with investments in the Fund will not be included in Northern Funds' calculations of performance data.

VOTING RIGHTS

         Northern Funds was formed as a Massachusetts Business Trust on October 12, 1993 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of one or more separate series representing interests in different investment portfolios. Northern Funds has established twenty-five separate Funds.

         Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each series entitled to vote on a matter will vote in the aggregate and not by series, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular series. The Additional Statement gives examples of situations where the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Northern Funds may elect all of the Trustees.

         Northern Funds does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, Northern Funds will assist in shareholder communications in connection with the meeting.

         As of December 31, 1997, Northern Trust possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding shares of Northern Funds.

SHAREHOLDER REPORTS

         Shareholders of record will be provided each year with a semi-annual report showing portfolio investments and other information as of September 30 and, after the close of the Fund's fiscal year March 31, with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of shareholder reports to be mailed to their residence should call 1-800-595-9111, or send an e-mail to: northernfunds@execpc.com.

RETIREMENT PLANS

         Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

MISCELLANEOUS

         The address of Northern Funds is 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 and the telephone number is 1-800-595-9111. Northern Funds is registered as an open-end management investment company under the 1940 Act, and the Fund is classified under that Act as a diversified portfolio.

         As used in this Prospectus, "Business Day" means each day Northern Trust and the New York Stock Exchange (the "Exchange) are open, which is Monday through Friday, except for holidays observed by Northern Trust and/or the Exchange. [In 1998, these holidays are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday (except for the Money Market Funds), Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.] On days when Northern Trust or the Exchange closes early as a result of unusual weather or other conditions, the right is reserved to advance the time by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association ("PSA") recommends that the securities markets close early, the Fund reserves the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day. Northern Trust is not required to calculate the net asset value of the Fund on days during which no shares are tendered to the Fund for redemption and no orders to purchase or sell shares are received by the Fund, or on days on which there is an insufficient degree of trading in the Fund's portfolio securities for changes in the value of such securities to affect materially the net asset value per share.

         From time to time, Northern Funds' distributor may provide promotional incentives to brokers whose representatives have sold or are expected to sell shares of the Fund. At various times, the distributor may implement programs under which a broker's sales force may be eligible to win cash or non-cash awards for sales efforts, and may finance broker sales contests or recognition programs conforming to criteria established by the distributor. The distributor may also provide marketing services to brokers consisting of written informational material relating to sales incentive campaigns conducted by such brokers for their representatives.

         Northern Trust is sometimes referred to as "The Northern Trust Bank" in advertisements and other literature.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN NORTHERN FUNDS' ADDITIONAL STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NORTHERN FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NORTHERN FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        33-73404
                                                                        811-8236

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                               MID CAP GROWTH FUND


                                 NORTHERN FUNDS
                                  (THE "TRUST)



         This Statement of Additional Information (the "Additional Statement") dated April 1, 1998 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated April 1, 1998, as amended or supplemented from time to time, for the Mid Cap Growth Fund of Northern Funds (the "Prospectus"). Copies of the Prospectus may be obtained without charge from the Transfer Agent by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60690-9069 or by calling 1-800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.



         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NORTHERN FUNDS OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NORTHERN FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

         SHARES OF NORTHERN FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST BANK, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

                                      INDEX

                                                                            Page
                                                                            ----
         ADDITIONAL INVESTMENT INFORMATION.............................        3
                  Investment Objective and Policies....................        3
                  Investment Restrictions..............................       17

         ADDITIONAL TRUST INFORMATION..................................       19
                  Trustees and Officers................................       19
                  Investment Adviser, Transfer Agent and Custodian.....       22
                  Administrator and Distributor........................       28
                  Service Organizations................................       30
                  Counsel and Auditors.................................       31
                  In-Kind Purchases....................................       31
                  Automatic Investing Plan.............................       31
                  Redemptions and Exchanges............................       32

         PERFORMANCE INFORMATION.......................................       32
                  General Information..................................       33

         TAXES.........................................................       36
                  Federal - General Information........................       36
                  Taxation of Certain Financial Instruments  ..........       38

         DESCRIPTION OF SHARES.........................................       41

         OTHER INFORMATION.............................................       44

         APPENDIX A....................................................        1

         APPENDIX B....................................................        1

                        ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVE AND POLICIES

         The following supplements the investment objective and policies of the Mid-Cap Growth Fund (the "Fund") as set forth in the Prospectus.

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with market capitalizations that are within the capitalization range of the Standard & Poor's MidCap 400 Stock Index at the time of investment.

         COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         The Fund may invest a portion of its net assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee Cds"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee Bas"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by Northern Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to the variable and floating rate instruments that may be acquired by the Fund as described in the Prospectus, Northern Trust will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable Securities and Exchange Commission ("SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

         The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

         When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

         UNITED STATES GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association

("GNMA"), General Services Administration, Student Loan Marketing Association ("SLMA"), Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks and Maritime Administration.

         SUPRANATIONAL BANK OBLIGATIONS. The Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

         STRIPPED OBLIGATIONS. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. Northern Funds is unaware of any binding legislative, judicial or administrative authority on this issue.

         The Prospectus discusses other types of stripped securities that may be purchased by the Fund, including stripped mortgage-backed securities.

         ASSET-BACKED SECURITIES. To the extent described in the Prospectus, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan

Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         WARRANTS. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

         The Fund may enter into forward foreign currency exchange contracts in several circumstances. For example, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         In addition, when Northern Trust anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or
(ii) greater than the Fund's price to sell the currency provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         OPTIONS. The Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indices and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

         The Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

         When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the National Futures Association or any domestic futures exchange. In particular, the Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

         SECURITIES LENDING. Collateral for loans of portfolio securities made by the Fund may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

         CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting convertible securities, Northern Trust will consider, among other factors: its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

         Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

         In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher rated fixed-income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which react more to fluctuations in the general level of interest rates. The Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

         RISKS RELATED TO LOWER-RATED SECURITIES. While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's net asset value per share.

         There remains some uncertainty about the performance level of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

         The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

         If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

         In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated convertible securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

         Current laws, such as those requiring federally-insured savings and loan associations to remove investments in lower-rated securities from their portfolios, as well as other pending proposals, may have a material impact on the market for lower-rated securities.

         The ratings assigned by a rating agency evaluates the safety of a lower-rated security's principal and interest payments, but does not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern Trust performs its own analysis of the issuers whose lower-rated securities the Fund holds. Because of this, the Fund's performance may depend more on its adviser's credit analysis than is the case of mutual funds investing in higher-rated securities.

         INVESTMENT COMPANIES. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Fund, the Northern Funds as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by the Fund or Northern Funds is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, the Fund may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of Northern Funds, and will comply with any fundamental investment restriction that may otherwise be applicable to such investments. To the extent required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Fund invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor's, Moody's, Duff, Fitch and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

         MISCELLANEOUS. The Fund will not normally engage in the trading of securities for short-term profits. However, the Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Fund will not engage in selling securities short. The Fund may, however, make short sales against the box although the Fund has no current intention to do so in the coming year. "Selling short against the box" involves selling a security that the Fund owns for delivery at a specified date in the future.

INVESTMENT RESTRICTIONS

         The Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

                  (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

                  (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

                  (3) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

                  (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs or leases, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options and forward currency exchange contracts in accordance with its investment objective and policies.

                  (5) Invest in companies for the purpose of exercising control.

                  (6) Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

                  (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities; futures contracts; options on futures contracts; forward currency exchange contracts; short sales against the box; interest rate and currency swaps; and pair-off transactions.

                  In addition, as summarized in the Prospectus, the Fund may not:

                  (8) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

                  (9) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's total assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Fund by enabling Northern Funds to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Fund fall below 300% of its borrowings, Northern Funds will reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of their respective total assets.

                  (10) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.

         In addition, as a matter of fundamental policy, the Fund will not issue senior securities except as stated in the Prospectus or this Additional Statement.

         Except as otherwise provided in Investment Restriction (8), for the purpose of such restriction in determining industry classification with respect to the Fund, Northern Funds intends to use the industry classification titles in the Standard Industrial Classification Manual. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

         A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         Each Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction (9)) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction (9), the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.


                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and officers of Northern Funds is set forth below.

                  Mr. Silas S. Cathcart,*,** Chairman of the Board and President, Age 72, 222 Wisconsin Avenue, Lake Forest, Illinois 60045. Chairman of Kidder Peabody Inc. from May 1987 until his retirement in December 1989. Director/Trustee of General Electric Co., Baxter International, Inc. (worldwide development, distribution and manufacture of health care products, systems and services), The Quaker Oats Co., Montgomery Ward, American Academics, Inc. Retired Director and Trustee of Illinois Tool Works, Inc., and Bradley Trust, respectively.

                  Mr. James W. Cozad, Trustee, Age 71, 1205 Central Road, Glenview, Il 60025. Vice Chairman of Amoco Corporation from September 1983 to December 1989 and Chairman and CEO of Whitman Corporation (holding company for Pepsi-Cola General Bottlers, Inc.,

Midas International Corporation (automotive services) and Hussmann Corporation (refrigeration systems and equipment) from January 1990 until his retirement in May 1992. Director of Whitman Corporation, Eli Lilly and Company (life science products), Inland Steel Company, Inland Steel Industries, Inc. and Sears, Roebuck & Company. Retired Director of GATX Corporation (transportation, distribution and warehousing).

                  Mr. Wesley M. Dixon, Jr.,* Trustee, Age 70, 400 Skokie Blvd., Suite 675, Northbrook, Illinois 60062. Director of Earl Kinship Capital Corporation since 1985. Vice Chairman and Director of G.D. Searle & Co. (manufacture and sale of food products and pharmaceuticals) from 1977 to 1983 and President of G.D. Searle & Co. prior thereto.

                  Mr. William J. Dolan, Jr., Trustee, Age 65, 1534 Basswood Circle, Glenview, Illinois 60025. Partner of Arthur Andersen & Co. S.C. (accounting firm) from 1966 until his retirement in December 1989. Financial Consultant, Ernst & Young from 1992 to 1993, Director of Household Bank, Federal Savings Bank.

                  Mr. Raymond E. George, Jr.,** Trustee, Age 67, 703 Prospect Avenue, Winnetka, Illinois 60093. Senior Vice President and Senior Fiduciary Officer of The Northern Trust Company from 1988 until his retirement in October 1993.

                  Miriam M. Allison, Vice President and Treasurer, Age 50, 207
E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. President and Director of Sunstone Financial Group, Inc. since 1990, President and Member of Sunstone Investor Services, LLC and Sunstone Distribution Services, LLC since August 1996 and October 1996 respectively, and Vice President of Firstar Trust Company prior thereto.

                  Mary M. Tenwinkel, Vice President, Age 49, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. Vice President of Sunstone Financial Group, Inc. since August of 1993 and Senior Vice President since January, 1996, Vice President of Sunstone Distribution Services, LLC since October 1996, and First Vice President and head of Personal Services Group at Firstar Trust Company prior thereto.

                  Anita M. Zagrodnik, Assistant Treasurer, Age 37, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. Vice President, Accounting and Tax Services of Sunstone Financial Group,

--------

*        Messrs. Cathcart and Dixon are first cousins.

** Messrs. Cathcart and George are considered to be "interested persons" of Northern Funds as defined in the 1940 Act.

Inc. since 1994, Client Services Manager of Sunstone Financial Group, Inc. from 1990 to 1994, Vice President of Sunstone Investor Services, LLC since January 1997, and Senior Accountant at Price Waterhouse prior thereto.

                  Jeffrey A. Dalke, Secretary, Age 47, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107. Partner in the law firm of Drinker Biddle & Reath LLP.

         Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust, Sunstone and their respective affiliates. Northern Funds has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Ms. Allison holds similar positions with one or more investment companies that are distributed by Sunstone. As a result of the responsibilities assumed by Northern Trust under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement and by Sunstone under its Administration Agreement and Distribution Agreement, Northern Funds itself requires no employees.

         Each Trustee, except the Chairman, earns an annual fee of $25,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. The Chairman of the Board earns an annual fee of $30,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. Northern Funds' officers do not receive fees from Northern Funds for services in such capacities, although Sunstone, of which Mmes. Allison, Tenwinkel and Zagrodnik are also officers, receives fees from Northern Funds for administrative services. Drinker Biddle & Reath LLP, of which Mr. Dalke is a partner, receives legal fees as counsel to Northern Funds.

         For the fiscal year ended March 31, 1997, the Trustees received the following compensation:

========================================================================================
                                                     Pension or
                                                     Retirement
                                                      Benefits                Total
                                 Aggregate        Accrued as Part          Compensation
                               Compensation           of Trust            from the Trust
    Name of Trustee           from the Trust          Expense                Complex*
----------------------------------------------------------------------------------------
Silas S. Cathcart                 $25,000               None                 $25,000
----------------------------------------------------------------------------------------
James W. Cozad                    $18,750               None                 $18,750
----------------------------------------------------------------------------------------
Wesley M. Dixon, Jr.              $20,000               None                 $20,000
----------------------------------------------------------------------------------------
William J. Dolan, Jr.             $20,000               None                 $20,000
----------------------------------------------------------------------------------------
Raymond E. George, Jr.            $20,000               None                 $20,000
========================================================================================

* This column presents the same information as the first column because none of the Trustees served on a board of another mutual fund related to the Trust.

In addition, for the fiscal year ended March 31, 1997, the Trust paid $18,750 to a former Trustee of the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

         Northern Trust is a wholly-owned subsidiary of The Northern Trust Corporation, a Chicago-based multi-bank holding company with subsidiaries in Illinois, Florida, New York, Arizona, California and Texas. Northern Trust has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. One of the nation's leading providers of trust and investment management services, Northern Trust first entered the mutual fund business in 1983 by offering money market funds to institutional clients. As part of its investment advisory services, Northern Trust offers extensive research services to its clients. As of the date of this Additional Statement, nearly 300 financial institutions nationwide purchase Northern Trust's economic advisory services. As of December 31, 1997, Northern Trust Corporation had approximately $_____ billion in assets and $_____ billion in deposits. Northern Trust and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) $___ billion in assets as of December 31, 1997, including $___ billion for which Northern Trust had management responsibility. Northern Trust is one of the strongest banking organizations in the United States and its clients include public and private retirement funds, endowments, foundations, trusts, corporations and individuals. Northern Funds complements the banking and personal trust services available through Northern Trust by allowing Northern Trust's banking and trust clients to consolidate the management of their finances and thereby move one step closer to one-stop financial shopping. Northern Funds utilizes a state-of-the-art investor services center. Also, trained investment representatives are available at Northern Trust's offices to assist investors in allocating their investments. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. Northern Trust manages the Fund through a team of professionals, led by portfolio managers who follow a disciplined process to develop investment strategies. The purpose of this approach is to promote consistent management. The portfolio managers draw upon the resources of Northern Trust's research department with specialists in economic analysis, investment strategy, credit quality and tax law, and which supplies information on interest rates, GNP growth, corporate profits and other factors.

         Subject to the general supervision of the Board of Trustees, Northern Trust makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund, and also provides certain ancillary services. Northern Trust's Advisory Agreement with Northern Funds has been approved by the Board of Trustees, including the "non-interested" Trustees, and the initial shareholder of Northern Funds. The Advisory Agreement provides that in executing portfolio transactions and in selecting brokers or dealers (a) with respect to common and preferred stocks, Northern Trust shall use its best judgment to obtain the best overall terms available, and (b) with respect to other securities,

Northern Trust shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         In assessing the best overall terms available for any transaction, Northern Trust is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern Trust may consider the brokerage and research services provided to the Fund and/or other accounts over which Northern Trust or an affiliate of Northern Trust exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

         Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by Northern Trust and does not reduce the advisory fees payable to Northern Trust by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern Trust will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when Northern Trust believes such practice to be in the Fund's interests.

         Northern Trust's investment advisory duties for Northern Funds are carried out through its Trust Department. On occasions when Northern Trust deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which Northern Trust acts as adviser), the Agreement provides that Northern Trust, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern Trust in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern Trust, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern Trust's opinion of the reliability and quality of such broker or dealer.

         The Advisory Agreement provides that Northern Trust may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that Northern Funds will indemnify Northern Trust against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

         From time to time, Northern Trust may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Fund.

         Under its Transfer Agency Agreement with Northern Funds, Northern Trust has undertaken, among other things, to perform the following services: (1) answer shareholder inquiries and respond to requests for information regarding Northern Funds; (2) process purchase and redemption transactions; (3) establish and maintain shareholder accounts and subaccounts; (4) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (5) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (6) act as income disbursing agent; and (7) maintain appropriate records relating to its services. Northern Trust may appoint one or more sub-transfer agents in the performance of its services.

         As compensation for the services rendered by Northern Trust under the Transfer Agency Agreement and the assumption by Northern Trust of related expenses, Northern Trust is entitled to a fee from Northern Funds, payable monthly, at an annual rate of .10% of the average daily net asset value of the Fund.

         Northern Trust maintains custody of the assets of the Fund pursuant to the terms of its Custodian Agreement with Northern Funds. Under this agreement, Northern Trust (l) holds the Fund's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Fund, (3) makes receipts and disbursements of funds on behalf of the Fund, (4) receives, delivers and releases securities on behalf of the Fund, (5) collects and receives all income, principal and other payments in respect of the Fund's investments held by Northern Trust under the agreement, and (6) maintains the accounting records of Northern Funds. Northern Trust may employ one or more subcustodians under the Custody Agreement, provided that Northern Trust shall have no more responsibility or liability to Northern Funds on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern Trust and that the responsibility or liability of the subcustodian to Northern Trust shall conform to the resolution of the Trustees of Northern Funds authorizing the appointment of the particular subcustodian. Northern Trust may also appoint an agent to carry out such of the provisions of the Custody Agreement as Northern Trust may from time to time direct.

         As compensation for the services rendered to the Fund under the Custodian Agreement, and the assumption by Northern Trust of certain related expenses, Northern Trust is entitled to payment from the Fund as follows: (a) a basic custodial fee of (i) $18,000 annually for the Fund, plus (ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $100 million, plus (b) a basic accounting fee of (i) $25,000 annually for the Fund, plus (ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $50 million, plus (c) a fixed dollar fee for each trade in portfolio securities, plus (d) a fixed dollar fee for each time that Northern Trust as Custodian receives or transmits funds via wire, plus (e) reimbursement of expenses incurred by Northern Trust as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses
(c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern Trust may permanently or temporarily waive all or any portion of any upward adjustment.

         Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern Trust and Northern Funds will continue in effect with respect to the Fund until March 31, 1999, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (a) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (b) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under "Description of Shares"). Each agreement is terminable at any time without penalty by Northern Funds (by specified Trustee or shareholder action) on 60 days' written notice to Northern Trust and by Northern Trust on 60 days' written notice to Northern Funds.

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern Trust believes that it may perform the services contemplated by its agreements with Northern Funds without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern Trust from continuing to perform such services for Northern Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern Trust in connection with the provision of services on behalf of Northern Funds, Northern Funds might be required to alter materially or discontinue its arrangements with Northern Trust and change its method of operations. It is not anticipated, however, that any change in Northern Funds' method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, Northern Funds expects that Northern Trust would consider the possibility of offering to perform some or all of the services now provided by Sunstone. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern Trust might offer to provide services for consideration by the Trustees.

         In the Advisory Agreement, Northern Trust agrees that the name "Northern" may be used in connection with Northern Funds' business on a royalty-free basis. Northern Trust has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, Northern Funds will cease using the name "Northern."

ADMINISTRATOR AND DISTRIBUTOR

         Under its Administration Agreement, Sunstone has agreed, subject to the direction and control of Northern Funds' Board of Trustees and utilizing information provided by Northern Funds and its agents, to (1) provide office space, facilities, equipment and personnel to carry out its services; (2) compile data for and prepare with respect to the Fund timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports on Form N-SAR; (3) prepare for execution by Northern Funds and file all federal income and excise tax returns and state income tax returns (and such other required tax filings as may be agreed to by the parties) other than those required to be made by Northern Funds' custodian and transfer agent; (4) prepare compliance filings relating to the registration of the securities of the Fund pursuant to state securities laws with the advice of Northern Funds' counsel;
(5) assist the Fund accountants with preparing the Annual and Semi-Annual Reports required pursuant to Section 30(d) under the 1940 Act; (6) assist to the extent requested by Northern Funds with the preparation of the Registration Statement for the Fund (on Form N-1A or any replacement therefor) and any amendments thereto, and proxy materials; (7) prepare and monitor the Fund's expense accruals and cause all appropriate expenses to be paid from Fund assets on proper authorization from the Fund; (8) assist in the acquisition of the Northern Funds' fidelity bond required by the 1940 Act, monitor the amount of the bond and make the necessary SEC filings related thereto; (9) from time to time as Northern Funds may reasonably request or as Sunstone deems appropriate, check the Fund's compliance with the policies and limitations relating to portfolio investments as set forth in the Prospectus, Additional Statement and Declaration of Trust and monitor the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (but this function shall not relieve the Fund's investment adviser of its day-to-day responsibility for such compliance); (10) maintain, and/or coordinate with the other service providers the maintenance of, the accounts, books and other documents required pursuant to Rule 31a-1(a) and (b) under the 1940 Act; and
(11) generally assist in the Fund's administrative operations. In addition, Sunstone has agreed to monitor Northern Funds' arrangements with respect to services provided by Service Organizations. Under the Administration Agreement, Sunstone is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sunstone in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

         Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Fund until March 31, 1999, and thereafter for successive 12-month periods, provided that the agreement is approved annually (a) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under "Description of Shares"). Notwithstanding the foregoing, the Administration Agreement shall continue automatically for an indefinite period unless the Board of Trustees shall have provided Sunstone with at least 90 days' written notice of its determination not to renew the Agreement.

         For its administrative services, Sunstone is entitled to an administration fee, computed daily and payable monthly, at the annual rate of 0.15% of Northern Funds' average aggregate daily net assets.

         Northern Funds has also entered into a Distribution Agreement under which Sunstone Distribution Services, LLC, as agent, sells shares of the Fund on a continuous basis. Sunstone Distribution Services, LLC pays the cost of printing and distributing prospectuses to persons who are not shareholders of Northern Funds (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by Northern Funds to Sunstone Distribution Services, LLC for such distribution services. Sunstone Distribution Services, LLC is an affiliate of Sunstone. Miriam M. Allison, Vice President and Treasurer of Northern Funds, and Mary M. Tenwinkel, Vice President of Northern Funds, have been President and Vice President, respectively, of Sunstone Distribution Services, LLC since October 1996.

         The Administration Agreement and the Distribution Agreement provide that Sunstone and Sunstone Distribution Services, LLC, respectively, may render similar services to others so long as their services under the respective Agreements are not impaired thereby. The Administration and Distribution Agreements provide that Northern Funds will indemnify Sunstone and Sunstone Distribution Services, LLC, respectively, against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of such Agreements) under certain circumstances.

SERVICE ORGANIZATIONS

         As stated in the Fund's Prospectus, the Fund may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Fund may pay Service Organizations up to .25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (a) processing dividend and distribution payments from the Fund; (b) providing information periodically to customers showing their share positions; (c) arranging for bank wires; (d) responding to customer inquiries; (e) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (f) forwarding shareholder communications; (g) assisting in processing share purchase, exchange and redemption requests from customers; (h) assisting customers in changing dividend options, account designations and addresses; and (i) other similar services requested by the Fund. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

         The Fund's arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees and (in the case of the Distribution and Service Plan) by the initial shareholder of Northern Funds. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Fund's arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Fund's arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit the Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Northern Funds will be committed to the discretion of such disinterested Trustees.

COUNSEL AND AUDITORS

         Drinker Biddle & Reath LLP, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to Northern Funds.

         Arthur Andersen LLP, independent accountants, 33 West Monroe Street, Chicago, Illinois 60603-5385 serve as auditors for Northern Funds.

IN-KIND PURCHASES

         Payment for shares of the Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

AUTOMATIC INVESTING PLAN

         The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

REDEMPTIONS AND EXCHANGES

         Exchange requests received on a Business Day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolios from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the investment portfolios involved in the request are priced will be processed on the next Business Day in the manner described above.

         Northern Funds reserves the right to make payment for redemptions in readily marketable securities. If this occurred, a shareholder would bear any brokerage or other transaction costs incurred in converting the securities so received to cash. Northern Funds also reserves the right to require a shareholder to redeem involuntarily shares in the Fund if the balance held of record by the shareholder drops below $750 and the shareholder does not increase such balance to $1,000 or more upon 30 days' notice. Northern Funds will not require a shareholder to redeem shares of the Fund if the balance held of record by the shareholder is less than $750 solely because of a decline in the net asset value of the Fund's shares or because the shareholder has made an initial investment in a lower amount in accordance with the Automatic Investment Plan. Northern Funds may also redeem shares involuntarily if the redemption is appropriate to carry out Northern Funds' responsibilities under the 1940 Act.

         Northern Funds may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time.


                             PERFORMANCE INFORMATION

         The Fund will calculate its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                      ERV 1/n
                                 T = [(-----)-1]
                                         P

         Where:            T =      average annual total return;

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                           P =      hypothetical initial payment of $1,000; and

                           n = period covered by the computation, expressed in years.

         The Fund will calculate its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                 ERV
                     Aggregate Total Return = [(-----) - 1]
                                                  P

         The calculations are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

GENERAL INFORMATION

         Any fees imposed by Northern Trust or other Service Organizations on their customers in connection with investments in the Fund will not be reflected in Northern Funds' calculations of performance for the Fund.

         The Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze the Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

         From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk- adjusted performance. Rankings that compare the performance of the

Fund to other portfolios offered by Northern Funds in appropriate categories over specific periods of time may also be quoted in advertising.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of Northern Trust as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP number of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other investment portfolios offered by Northern Funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

         The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

                                      TAXES

         The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

         The discussions of federal and state tax consequences in the Prospectus and this Additional Statement are based on the Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION

         The Fund intends to qualify as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is generally exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

         In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain (including mid-term gain) over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that have been paid with respect to such shares.

         In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Fund may constitute "qualifying dividends."

         Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under the Taxpayer Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the property was held more than 18 months ("long-term"); for property held for more than 12 months, but no longer than 18 months ("mid-term"), the maximum tax rate on capital gains continues to be 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum marginal rate of 35% although surtaxes apply to ordinary income at specified levels.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         Special rules govern the federal income tax treatment of financial instruments that may be held by the Fund. These rules may have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

         Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by the Fund (collectively, the "Instruments") at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales is treated as short-term capital gain or loss and 60% of such gain or loss is treated as long-term capital gain or loss without regard to the period the Fund holds the Instruments ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to Instruments that are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to Instruments that are part of a "mixed straddle" and are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified Instruments from the rules of Section 1256 of the Code including "the 40-60 rule" and the mark-to-market rule on gains and losses being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (a) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (b) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40-60 rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

         With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contact or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date.

         A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         Some of the non-U.S. dollar denominated investments that the Fund may make, such as foreign debt securities and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the marking-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

         The Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" from or a gain from the disposition of shares of a passive foreign investment company.

                              DESCRIPTION OF SHARES

         The Trust Agreement permits Northern Funds' Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in different investment portfolios. Northern Funds may hereafter create series in addition to Northern Funds' existing series, which represent interests in twenty-five portfolios. Under the terms of the Trust Agreement, each share of the Fund has a par value of $.0001, represents a proportionate interest in the Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "Redeeming and Exchanging Shares" in the Prospectus. Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC,
(b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. Northern Funds may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, Northern Funds reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem upon not less than 30 days' notice all of the Fund's shares if such shares have an aggregate value below a designated amount and if the Trustees determine that it is not practical, efficient or advisable to continue the operation of the Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

         The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Northern Funds. Expenses with respect to the portfolios of Northern Funds are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as Northern Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of Northern Funds voting together in the aggregate without regard to a particular investment portfolio.

         The term "majority of the outstanding shares" of either Northern Funds or the Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or the Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or the Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or the Fund or portfolio.

         As a general matter, Northern Funds does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees. In addition, the Trustees have adopted a by-law (changeable without shareholder approval) that provides that a Trustee will cease to serve as a Trustee effective as of the last calendar day in the semi-annual fiscal period of Northern Funds in which the earlier of the following events occurs: (a) the date such Trustee attains the age of seventy-three years; and (b) the twelfth anniversary of the date of such Trustee's written acceptance to serve as a Trustee.

         Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust Agreement contains an express disclaimer of shareholder (as well as Trustee and officer) liability for acts or obligations of Northern Funds and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by Northern Funds or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any shareholder charged or held personally liable for the obligations or liabilities of Northern Funds solely by reason of being or having been a shareholder of Northern Funds and not because of such shareholder's acts or omissions or for some other reason. The Trust Agreement also provides that Northern Funds shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of Northern Funds and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Northern Funds itself would be unable to meet its obligations.

         The Trust Agreement provides that each Trustee of Northern Funds will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that Northern Funds will indemnify Trustees and officers of Northern Funds against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with Northern Funds, except that no Trustee or officer will be indemnified against any liability to Northern Funds or its shareholders to which he would otherwise be subject by reason of disabling conduct.

         The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.


                                OTHER INFORMATION

         The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The

Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers or related supporting institutions have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  "Prime-3" - Issuers or related supporting institutions have an acceptable ability for repayment of senior short-term promissory obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

                  "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                  "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating and is currently highly vulnerable to nonpayment.

                  "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  "CI" - This rating is reserved for income bonds on which no interest is being paid.

                  "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the instrument.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                                   APPENDIX B


                  As stated in the Prospectus, the Fund may enter into certain futures transactions. Such transactions are described in this Appendix.


I. Interest Rate Futures Contracts

                  Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

                  Interest rate future contracts can also be used by the Fund for non-hedging (speculative) purposes to increase total return.

                  Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II. Index Futures Contracts

                  General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. To the extent consistent with its investment objective, the Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

                  Index futures contracts may also be used by the Fund for non-hedging (speculative) purposes to increase total return.

III. Futures Contracts on Foreign Currencies

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. Margin Payments

                  Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, Northern Trust may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V. Risks of Transactions in Futures Contracts

                  There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern Trust. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern Trust. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

                  When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to Northern Trust's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI. Options on Futures Contracts

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


         (a) Financial Statements (as filed in Post-Effective Amendment Nos. 16 and 17):


                  (1) Included in Part A: Audited Financial Highlights with respect to the Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market, California Municipal Money Market, U.S. Government, Fixed Income, Intermediate Tax-Exempt, Tax-Exempt, Florida Intermediate Tax-Exempt, International Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Small Cap, International Growth Equity, International Select Equity and Technology Funds for the fiscal year ended March 31, 1997 and unaudited Financial Highlights with respect to the California Tax-Exempt Fund for the period ended September 30, 1997.

                  (2) Included in Part B are the following Financial Statements for the California Tax-Exempt Fund:

                           Unaudited

                           - Statement of Assets and Liabilities as of September 30, 1997;

                           - Statement of Operations for the fiscal period ended September 30, 1997;

                           - Statement of Changes in Net Assets for the period ended September 30, 1997;

                           - Financial Highlights for the period ended September 30, 1997;

                           -        Schedule of Investments as of September 30,
                                    1997; and

                           -        Notes to financial statements.


                           Incorporated by reference into Part B: The
                           Registrant's March 31, 1997 Annual Report to
                           Shareholders has been filed with the Commission and the financial statements included therein are incorporated into the Part B for the other Funds by reference.

         (b)      Exhibits:

                  The following exhibits are incorporated herein by reference:

         1(a)     -        Agreement and Declaration of Trust dated October 12,
                           1993 filed as Exhibit 1(a) to Post-Effective
                           Amendment No. 11 to Registrant's Registration
                           Statement on Form N-1A, filed on July 29, 1996 ("PEA
                           No. 11").

         1(b)     -        Amendment No. 1 to Agreement and Declaration of Trust
                           filed as Exhibit 1(b) to PEA No. 11.

         1(c)     -        Amendment No. 2 to Agreement and Declaration of Trust
                           filed as Exhibit 1(c) to PEA No. 11.

         1(d)     -        Amendment No. 3 to Agreement and Declaration of Trust
                           filed as Exhibit 1(d) to PEA No. 11.

         1(e)     -        Amendment No. 4 to Agreement and Declaration of Trust
                           filed as Exhibit 1(e) to PEA No. 11.

         1(f)     -        Amendment No. 5 to Agreement and Declaration of Trust
                           dated May 26, 1995 filed as Exhibit 1(f) to
                           Post-Effective Amendment No. 9 to Registrant's
                           Registration Statement on Form N-1A, filed on June
                           12, 1996 ("PEA No. 9").

         1(g)     -        Amendment No. 6 to Agreement and Declaration of Trust
                           dated August 6, 1996 filed as Exhibit 1(g) to
                           Post-Effective Amendment No. 12 to Registrant's
                           Registration Statement on Form N-1A, filed on October
                           30, 1996 ("PEA No. 12").

         1(h)     -        Amendment No. 7 to Agreement and Declaration of Trust
                           dated August 6, 1996 filed as Exhibit 1(h) to PEA No.
                           12.

         1(i)     -        Amendment No. 8 to Agreement and Declaration of Trust
                           dated February 12, 1996 filed as Exhibit 1(i) to
                           Post-Effective Amendment No. 15 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           February 26, 1997 ("PEA No. 15").

         1(j)     -        Amendment No. 9 to Agreement and Declaration of Trust
                           dated February 12, 1997 filed as Exhibit 1(j) to
                           Post-Effective Amendment No. 16 to Registrant's
                           Registration Statement on Form N-1A, filed on July
                           31, 1997 ("PEA No. 16").

         2        -        By-Laws filed as Exhibit 2 to PEA No. 11.

         2(a)     -        Amendment to the By-Laws dated August 4, 1994 filed
                           as Exhibit 2(a) to PEA No. 11.

         2(b)     -        Amendment No. 2 to the By-Laws dated May 22, 1997
                           filed as Exhibit 2(b) to PEA No. 16.

         3        -        Not Applicable.

         4        -        Not Applicable.

         5        -        Investment Advisory and Ancillary Services Agreement
                           between Registrant and The Northern Trust Company dated April 1, 1994 ("Investment Advisory Agreement") filed as Exhibit 5 to PEA No. 11.

         5(a)     -        Addendum No. 1 to the Investment Advisory Agreement
                           dated November 29, 1994 filed as Exhibit 5(a) to PEA
                           No. 11.

         5(b)     -        Addendum No. 2 to the Investment Advisory Agreement
                           dated March 29, 1996 filed as Exhibit 5(b) to PEA No.
                           9.

         5(c)     -        Addendum No. 3 to the Investment Advisory Agreement
                           dated August 7, 1996 filed as Exhibit 5(c) to PEA No.
                           12.

         5(d)     -        Addendum No. 4 to the Investment Advisory Agreement
                           dated March 24, 1997 filed as Exhibit 5(d) to PEA No.
                           16.

         5(e)     -        Form of Addendum No. 5 to the Investment Advisory
                           Agreement filed as Exhibit 5(e) to PEA No. 15.

         6        -        Distribution Agreement between Registrant and
                           Sunstone Distribution Services, LLC dated January 1,
                           1997 ("Distribution Agreement") filed as Exhibit 6(e) to Post-Effective Amendment No. 14 to Registrant's
                           Registration Statement on Form N-1A, filed on January
                           27, 1997 ("PEA No. 14").

         6(a)     -        Form of Amended and Restated Schedule A to the
                           Distribution Agreement between Registrant and
                           Sunstone Distribution Services, LLC filed as Exhibit
                           6(f) to PEA No. 15.

         6(b)     -        Amended and Restated Schedule A to Distribution
                           Agreement between Registrant and Sunstone
                           Distribution Services, LLC dated March 24, 1997 filed as Exhibit 6(b) to PEA No. 16.

         7        -        Not Applicable.

         8(a)     -        Custodian Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994
                           ("Custodian Agreement") filed as Exhibit 8(a) to PEA
                           No. 11.

         8(b)     -        Transfer Agency Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994 ("Transfer
                           Agency Agreement") filed as Exhibit 8(b) to PEA No.
                           11.

         8(c)     -        Addendum No. 1 to the Transfer Agency Agreement dated
                           November 29, 1994 filed as Exhibit 8(c) to PEA No.
                           11.

         8(d)     -        Addendum No. 1 to the Custodian Agreement dated
                           November 29, 1994 filed as Exhibit 8(d) to PEA No.
                           11.

         8(e)     -        Addendum No. 2 to the Transfer Agency Agreement dated
                           March 29, 1996 filed as Exhibit 8(e) to PEA No. 9.

         8(f)     -        Addendum No. 2 to the Custodian Agreement dated March
                           29, 1996 filed as Exhibit 8(f) to PEA No. 9.

         8(g)     -        Foreign Custody Agreement between the Registrant and
                           The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

         8(h)     -        Addendum No. 3 to the Transfer Agency Agreement dated
                           August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

         8(i)     -        Addendum No. 3 to the Custodian Agreement dated
                           August 7, 1996 filed as Exhibit 8(i) to PEA No. 12.

         8(j)     -        Addendum No. 4 to the Custodian Agreement dated
                           August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

         8(k)     -        Form of Addendum No. 5 to the Transfer Agency
                           Agreement filed as Exhibit 8(m) to PEA No. 15.

         8(l)     -        Form of Addendum No. 6 to the Custodian Agreement
                           filed as Exhibit 8(n) to PEA No. 15.

         8(m)     -        Addendum No. 4 to the Transfer Agency Agreement dated
                           March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

         8(n)     -        Addendum No. 5 to the Custodian Agreement dated March
                           24, 1997 filed as Exhibit 8(n) to PEA No. 16.

         9(a)     -        Administration Agreement between Registrant and
                           Sunstone Financial Group, Inc. dated April 1, 1994
                           ("Administration Agreement") filed as Exhibit 9(a) to
                           PEA No. 11.

         9(b)     -        Service Plan and Related Agreement filed as Exhibit
                           9(b) to PEA No. 9.

         9(c)     -        Form of Amended and Restated Schedule A to the
                           Administration Agreement filed as Exhibit 9(g) to PEA
                           No. 15.

         9(d)     -        Amended and Restated Schedule A to the Administration
                           Agreement dated March 24, 1997 filed as Exhibit 9(d) to PEA No. 16.



         12       -        Not Applicable.

         13(a)    -        Purchase Agreement between Registrant and The
                           Northern Trust Company dated March 31, 1994 filed as
                           Exhibit 13(a) to PEA No. 11.

         13(b)    -        Purchase Agreement between Registrant and Miriam M.
                           Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

         14       -        Not Applicable.

         15       -        Distribution and Service Plan and Related Agreement
                           filed as Exhibit 15 to PEA No. 9.

         16       -        Schedule of Computation of Performance Quotations for
                           the Money Market, U.S. Government Money Market,
                           Municipal Money Market, U.S. Government, Fixed
                           Income, Intermediate Tax-Exempt, Tax-Exempt,
                           International Fixed Income, Income Equity, Growth
                           Equity, Select Equity, Small Cap Growth,
                           International Growth Equity and International Select
                           Equity Funds filed as Exhibit 16 to PEA No. 11.

         16(a)    -        Schedule of Computation of Performance Quotations for
                           the California Municipal Money Market and U.S.
                           Government Select Money Market Funds filed as Exhibit
                           16(a) to PEA No. 11.

         16(b)    -        Schedule for Computation of Performance Quotations
                           for the Technology Fund filed as Exhibit 16(b) to PEA
                           No. 12.

         16(c)    -        Schedule for Computation of Performance Quotations
                           for the Florida Intermediate Tax-Exempt and Stock
                           Index Funds filed as Exhibit 16(c) to PEA No. 14.


         16(d)    -        Schedule of Computation of Performance Quotations for
                           the California Tax-Exempt Fund filed as Exhibit 16(d) to Post-Effective Amendment No. 17 to Registrant's
                           Registration Statement on Form N-1A, filed on October
                           30, 1997.


         18       -        Not Applicable.

         24       -        Registrant's Annual Report dated March 31, 1997 is
                           incorporated herein by reference to Registrant's filing including such Annual Report and filed on May
                           ___, 19997 (Accession No. __________).

         The following exhibits are filed herewith:


         1(k)     -        Amendment No. 10 to Agreement and Declaration of
                           Trust dated November 18, 1997.



         5(f)     -        Form of Addendum No. 6 to the Investment Advisory
                           Agreement.



         6(c)     -        Form of Amended and Restated Schedule A to the
                           Distribution Agreement.



         8(o)     -        Form of Addendum No. 7 to the Custodian Agreement.



         8(p)     -        Form of Addendum No. 1 to the Foreign Custody
                           Agreement.



         8(q)     -        Form of Addendum No. 6 to the Transfer Agency
                           Agreement.



         9(e)     -        Form of Amended and Restated Schedule A to the
                           Administration Agreement.



         10       -        Filed under Rule 24f-2 as part of Registrant's Rule
                           24f-2 Notice.



         11       -        Consent of Drinker Biddle & Reath LLP.





ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                         NUMBER OF RECORD
                                                                         HOLDERS AS OF
         TITLE OF CLASS                                                  DECEMBER 31, 1997
         --------------                                                  -----------------
                  Money Market Fund...............................             9,096
                  U.S. Government Money Market Fund...............             1,055
                  Municipal Money Market Fund.....................             3,922
                  U.S. Government Select Money Market Fund........             1,010
                  California Municipal Money Market Fund..........               898
                  U.S. Government Fund............................             2,255
                  Fixed Income Fund...............................             2,449
                  Intermediate Tax-Exempt Fund....................             2,022
                  Florida Intermediate Tax-Exempt Fund............               171
                  California Tax-Exempt Fund......................               187
                  Tax-Exempt Fund.................................             1,406
                  International Fixed Income Fund.................               890
                  Income Equity Fund..............................             2,386
                  Stock Index Fund................................             1,316
                  Growth Equity Fund..............................             5,267
                  Select Equity Fund..............................             3,104
                  Small Cap Fund..................................             6,442
                  International Growth Equity Fund................             4,469
                  International Select Equity Fund................             2,591
                  Technology Fund.................................             3,014


ITEM 27. INDEMNIFICATION

                  Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and The Northern Trust Company ("Northern") provides for indemnification of Northern or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which Northern, in its capacity as Registrant's Adviser, may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated by reference herein as Exhibit 5.

                  Section 5 of the Administration Agreement between the Registrant and Sunstone Financial Group, Inc. ("Sunstone") provides for indemnification of Sunstone in connection with certain claims and liabilities to which Sunstone, in its capacity as Registrant's Administrator, may be subject. A copy of the Administration Agreement is incorporated by reference herein as
Exhibit 9(a).

                  Section 2.8 of the Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC provides for indemnification of Sunstone Distribution Services, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Sunstone Distribution Services, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit 6.

                  In addition, Section 6.3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as
Exhibit 1(a), provides for indemnification of shareholders as follows:

                  6.3 Indemnification of Shareholders. No Shareholder shall be subject to any personal liability whatsoever to any person in connection with property of the Trust or the acts, obligations or affairs of the Trust or any Series thereof. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) out of the property of the Trust for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 6.4 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit 1(a), provides for indemnification of Trustees and officers, as follows:

                  6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such wilful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and either
                  (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



                  The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since December 1, 1995, as well as the capacity in which such person was connected.


                                                                         NAME AND PRINCIPAL
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------
Gregg D. Behrens
  Executive Vice President       None

J. David Brock
  Executive Vice President       None

Duane L. Burnham                 Abbott Laboratories                     Chairman and Chief
  Director                       100 Abbott Park Road                      Executive Officer
                                 Abbott Park, IL 60064-3500

                                 Northern Trust Corporation              Director
                                 50 S. LaSalle Street
                                 Chicago, IL  60675

Dr. Dolores E. Cross             Northern Trust Corporation              Director
  Director                       50 S. LaSalle Street
                                 Chicago, IL  60675

                                 GE Fund                                 President
                                 General Electric Company
                                 3135 Easton Turnpike
                                 Fairfield, CT 06432

Susan Crown                      Henry Crown & Co.                       Vice President
  Director                       222 North LaSalle Street
                                 Suite 2000
                                 Chicago, IL 60601

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------

Robert S. Hamada                 The University of Chicago               Dean, Edward Eagle Brown
  Director                       Graduate School of Business             Distinguished Service
                                 1101 East 58th Street                     Professor of Finance
                                 Chicago, IL  60637


                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 A.M. Castle & Co.                       Director
                                 3400 North Wolf Road
                                 Franklin Park, IL  60131

                                 Chicago Board of Trade                  Director
                                 141 West Jackson Boulevard
                                 Chicago, IL  60604

Barry G. Hastings                Northern Trust Corporation              President and Chief
  President, Chief               50 South LaSalle Street                   Operating Officer
  Operating Officer              Chicago, IL  60675                        and Director
  and Director and Former
  Vice Chairman and Senior
  Executive Vice
  President

                                 Northern Trust Securities, Inc.         Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 Northern Trust of California            Director
                                   Corporation
                                 355 South Grand Avenue
                                 Los Angeles, CA  90017

                                 Northern Trust of Florida               Vice Chairman of the
                                   Corporation                              Board and Director
                                 700 Brickell Avenue
                                 Miami, FL  33131

                                 Nortrust Realty Management, Inc.        Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

Robert A. Helman                 Mayer, Brown & Platt                    Partner
  Director                       190 South LaSalle Street
                                 Chicago, IL  60603

                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street, 38th Fl.
                                 Chicago, IL  60675


                                 The Horsham Corporation                 Director
                                 24 Hazelton Avenue
                                 Toronto, Ontario, Canada
                                 M5R 2E2

                                 Brambles USA, Inc.                      Director
                                 400 North Michigan Avenue
                                 Chicago, IL  60611

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------
                                 Chicago Stock Exchange                  Governor
                                 One Financial Plaza
                                 440 South LaSalle Street
                                 Chicago, IL  60605

                                 Alberta Natural Gas                     Director
                                  Company Ltd.
                                 2900, 240 Fourth Avenue, NW
                                 Calgary, Alberta, Canada
                                 T2P4L7

Arthur L. Kelly                  KEL Enterprises L.P.                    Managing Partner
  Director                       Two First National Plaza
                                 20 S. Clark St., Suite 2222
                                 Chicago, IL  60603

                                 Bayerische Motoren Werke (BMW) A.G.     Director
                                 BMW Haus
                                 Petuelring 130
                                 Postfach 40 02 40
                                 D-8000
                                 Munich 40 Germany

                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 Nalco Chemical Company                  Director
                                 One Nalco Center
                                 Naperville, IL 60563-1198

                                 Snap-on Incorporated                    Director
                                 2801 80th Street
                                 Kenosha, WI  53140

                                 Tejas Gas Corporation                   Director
                                 1301 McKinney Street
                                 Houston, TX 77010

                                 Deere & Company                         Director
                                 John Deere Road
                                 Moline, IL  61265

Frederick A. Krehbiel            Molex Incorporated                      Chairman and Chief
  Director                       2222 Wellington Court                     Executive Officer
                                 Lisle, IL  60532-1682                     and Former Vice
                                                                           Chairman

                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 Nalco Chemical Company                  Director
                                 One Nalco Center
                                 Naperville, IL  60563-1198

                                 Tellabs, Inc.                           Director
                                 4951 Indiana Avenue
                                 Lisle, IL  60532

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------
John V.N. McClure                None
  Executive Vice President

James J. Mitchell, III           The Northern Trust Company              Director
  Executive Vice President          of New York
                                 40 Broad Street
                                 8th Floor
                                 New York, NY  10004

                                 Northern Trust Corporation              Executive Vice
                                 50 South LaSalle Street                   President
                                 Chicago, IL  60675


William G. Mitchell              Northern Trust Corporation              Director
  Director                       50 South LaSalle Street
                                 Chicago, IL  60675

                                 Northern Trust Corporation              Executive Vice Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 The Interlake Corporation               Director
                                 7701 Harger Road
                                 Oak Brook, IL  60521-1488

                                 Peoples Energy Corporation              Director
                                 122 South Michigan Avenue
                                 Chicago, IL  60603

                                 The Sherwin-Williams Company            Director
                                 101 Prospect Avenue, N.W.
                                 Cleveland, OH  44115-1075

Edward J. Mooney                 Nalco Chemical Company                  Chairman, Chief
  Director                       One Nalco Center                          Executive Officer,
                                 Naperville, IL 60563-1198                 President and
                                                                           Director

                                 Morton International, Inc.              Director
                                 100 North Riverside Plaza
                                 Chicago, IL  60606

J. Terrance Murray               None
  Executive Vice President

William A. Osborn                Northern Trust Corporation              Director
  Chairman and Chief             50 South LaSalle Street
  Executive Officer,             Chicago, IL  60675
  Former President
  and Chief
  Operating Officer,             Nortrust Realty Management, Inc.        Director
  Former Senior Executive        50 South LaSalle Street
  Vice President                 Chicago, IL  60675

                                 Northern Trust of                       Director and Former
                                   California Corporation                  Chairman of the Board
                                 355 South Grand Avenue
                                 Los Angeles, CA  90017

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------
                                   Northern Trust Bank                   Former Chairman
                                     of California                         of the Board
                                   355 South Grand Avenue
                                   Los Angeles, CA  90017

                                   Northern Futures Corporation          Director
                                   50 South LaSalle Street
                                   Chicago, IL  60675

Sheila A. Penrose                  Northern Trust Global                 Director
  Executive Vice President         Advisors, Inc.
                                   29 Federal Street
                                   Stamford, CT 06901

                                   Northern Trust Corporation            Executive Vice
                                   50 South LaSalle Street                 President
                                   Chicago, IL  60675

Perry R. Pero                      Northern Futures Corporation          Director
  Senior Executive Vice            50 South LaSalle Street
  President and Chief              Chicago, IL  60675
  Financial Officer

                                   Northern Trust Corporation            Senior Executive
                                   50 South LaSalle Street                 Vice President and
                                   Chicago, IL  60675                      Chief Financial
                                                                           Officer

                                   Northern Investment Corporation       President and,
                                   50 South LaSalle Street                 Director and
                                   Chicago IL  60675                       Former Chairman
                                                                           and Treasurer

                                   Northern Trust Global                 Director
                                   Advisors, Inc.
                                   29 Federal Street
                                   Stamford, CT 06901

                                   Northern Trust Securities, Inc.       Director
                                   50 South LaSalle Street
                                   Chicago, IL  60675

                                   Nortrust Realty Management, Inc.      Director
                                   50 South LaSalle Street
                                   Chicago, IL 60675

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------

Peter L. Rossiter                Schiff, Hardin & Waite                  Former Partner
  Executive Vice President and   7200 Sears Tower
  General Counsel                Chicago, IL 60606

                                 Tanglewood Bancshares Inc.              Former Vice President
                                 600 Bering Drive                          and Director
                                 Houston, TX 77057

                                 Consolidated Communications, Inc.       Director
                                 Illinois Consolidated Telephone
                                   Company
                                 121 South 17th Street
                                 Mattoon, IL 61938

                                 Northern Trust Corporation              Executive Vice
                                 50 South LaSalle Street                   President
                                 Chicago, IL  60675                        and General Counsel


Lee Selander                     None
  Executive Vice President

Jean Sheridan                    None
  Executive Vice President

Harold B. Smith                  Illinois Tool Works Inc.                Chairman of the
  Director                       3600 West Lake Avenue                     Executive Committee
                                 Glenview, IL  60025-5811


                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 W. W. Grainger, Inc.                    Director
                                 5500 West Howard Street
                                 Skokie, IL  60077

                                 Northwestern Mutual Life                Trustee
                                 Insurance Co.
                                 720 East Wisconsin Avenue
                                 Milwaukee, WI  53202

William D. Smithburg             The Quaker Oats Company                 Retired Chairman
  Director                       321 North Clark Street
                                 Chicago, IL  60610


                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 Abbott Laboratories                     Director
                                 One Abbott Park Road
                                 Abbott Park, IL  60064-3500

                                 Corning Incorporated                    Director
                                 Corning, NY  14831

                                 Prime Capital Corporation               Director
                                 P.O. Box 8460
                                 Rolling Meadows, IL  60008

                                                                         NAME AND POSITION
NAME AND POSITION                BUSINESS ADDRESS                        CONNECTION WITH
WITH INVESTMENT ADVISER          OF OTHER COMPANY                        OTHER COMPANY
-----------------------          ----------------                        -------------

James M. Snyder                  None
  Executive Vice President



Mark Stevens                     None
  Executive Vice President


Bide L. Thomas                   Commonwealth Edison Company             Former President and a
  Director                       One First National Plaza                  Former Director
                                 Chicago, IL  60603

                                 Northern Trust Corporation              Director
                                 50 South LaSalle Street
                                 Chicago, IL  60675

                                 R. R. Donnelley & Sons Company          Director
                                 77 West Wacker Drive
                                 Chicago, IL  60601

                                 MYR Group Inc.                          Director
                                 *(formerly L.E. Myers Company)
                                 2550 West Golf Road
                                 Rolling Meadows, IL  60008

                                 * Name change

William S. Trukenbrod            None
  Executive Vice President


Frederick Waddell                None
  Executive Vice President

Jeffrey H. Wessel                None
  Executive Vice President



ITEM 29. PRINCIPAL UNDERWRITER

                  (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of The Haven Capital Management Trust, The Marsico Investment Fund, Green Century Funds and First Omaha Funds, Inc.

                  (b) To the best of Registrant's knowledge, the directors and executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:

                                POSITIONS AND
                                OFFICES WITH                      POSITIONS AND
NAME AND PRINCIPAL              SUNSTONE DISTRIBUTION             OFFICES WITH
BUSINESS ADDRESS                SERVICES, LLC                     REGISTRANT
----------------                -------------                     ----------
Miriam M. Allison               President and Member              Vice President
207 E. Buffalo Street                                             and Treasurer
Suite 400
Milwaukee, WI  53202

Daniel S. Allison               Secretary                         None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Mary M. Tenwinkel               Vice President                    Vice President
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

         (c)      None.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

                  The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, 1100 Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107. Records relating to Sunstone Financial Group, Inc.'s functions as administrator, and Sunstone Distribution Services, LLC's functions as distributor, for the Registrant are located at 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 or 801 S. Canal Street, Chicago, Illinois 60607 (relating to transfer agent).


ITEM 31. MANAGEMENT SERVICES

                  (a)      Not Applicable.


ITEM 32. UNDERTAKINGS

                  (a) (i) Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 14 for the Short-Intermediate U.S. Government Fund, California Intermediate Tax-Exempt Fund and Arizona Tax-Exempt Fund.

                           (ii) Registrant hereby undertakes to file a
Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 15 for the Small Cap Index Fund.


                           (iii) Registrant hereby undertakes to file a
Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 18 for the Mid-Cap Growth Equity Fund.


                  (b) Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to any recipient of a Prospectus for the U.S. Government Fund, Short-Intermediate U.S. Government Fund, Fixed Income Fund, Intermediate Tax-Exempt Fund, Florida Intermediate Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, Tax-Exempt Fund, Arizona Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Income Equity Fund, Stock Index Fund, Growth Equity Fund, Select Equity Fund, Small Cap Fund, International Growth Equity Fund, International Select Equity Fund, Technology Fund, Small Cap Index Fund and Mid-Cap Growth Fund.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 16th day of January, 1998.


                                             NORTHERN FUNDS


                                             By:  /s/ Miriam M. Allison
                                                  ---------------------
                                                      Miriam M. Allison
                                                        Treasurer

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to Registrants' Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                Name                                 Title                                    Date
                ----                                 -----                                    ----
     /*/ Silas S. Cathcart*                          Trustee and                        January 16, 1998
--------------------------------
         Silas S. Cathcart                           President (Chief
                                                     Executive Officer)



     /s/ Miriam M. Allison                           Treasurer                          January 16, 1998
--------------------------------
         Miriam M. Allison                           (Chief Financial
                                                     and Accounting
                                                     Officer)



     /*/ James W. Cozad*                             Trustee                            January 16, 1998
--------------------------------
         James W. Cozad



     /*/ Wesley M. Dixon, Jr.*                       Trustee                            January 16, 1998
--------------------------------
         Wesley M. Dixon, Jr.



     /*/ William J. Dolan, Jr.*                      Trustee                            January 16, 1998
--------------------------------
         William J. Dolan, Jr.



     /*/ Raymond E. George, Jr.*                     Trustee                            January 16, 1998
--------------------------------
         Raymond E. George, Jr.



*By: /s/ Miriam M. Allison                                                              January 16, 1998
    ----------------------------
         Miriam M. Allison,
         Attorney-in-fact

                                 NORTHERN FUNDS

                        (A Massachusetts Business Trust)

                            CERTIFICATE OF SECRETARY


            The foregoing resolution was duly adopted by the Board of Trustees of Northern Funds at a Meeting of the Board of Trustees held on November 18, 1997, and remains in effect on the date hereof:

            RESOLVED, that the trustees and officers of Northern Funds who may be required to execute any amendment to the Registration Statement of Northern Funds be, and each of them hereby is, authorized to execute a Power of Attorney appointing Jeffrey A. Dalke and Miriam M. Allison, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Northern Funds, any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

            IN WITNESS WHEREOF, I have hereunto set my hand this 16th day of January 16, 1998.


                                          /s/ Jeffrey A. Dalke
                                          ---------------------------
                                          Jeffrey A. Dalke
                                          Secretary

                                 NORTHERN FUNDS


                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Miriam M. Allison, hereby constitutes and appoints Jeffrey A. Dalke her true and lawful attorney, to execute in her name, place, and stead, in her capacity as officer of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power of substitution and resubstitution; and said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:    March 7, 1994



/s/ Miriam M. Allison
----------------------------
Miriam M. Allison

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, Silas S. Cathcart, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   October 13, 1993



/s/ Silas S. Cathcart
-----------------------------
Silas S. Cathcart

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, James W. Cozad, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   October 13, 1993



/s/ James W. Cozad
-----------------------------
James W. Cozad

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, Wesley M. Dixon, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 24, 1994



/s/ Wesley M. Dixon, Jr.
-----------------------------
Wesley M. Dixon, Jr.

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, William J. Dolan, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 28, 1994



/s/ William J. Dolan, Jr.
-----------------------------
William J. Dolan, Jr.

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



            Know All Men by These Presents, that the undersigned, Raymond E. George, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 23, 1994



/s/ Raymond E. George, Jr.
------------------------------------
Raymond E. George, Jr.

                                 NORTHERN FUNDS

                                  EXHIBIT INDEX


EXHIBITS


      1(k)  -     Amendment No. 10 to Agreement and Declaration of Trust.

      5(f)  -     Form of Amendment No. 6 to the Investment Advisory
                  Agreement.

      6(c)  -     Form of Amended and Restated Schedule A to the Distribution
                  Agreement.

      8(o)  -     Form of Addendum No. 7 to the Custodian Agreement.

      8(p)  -     Form of Addendum No. 1 to the Foreign Custody Agreement.

      8(q)  -     Form of Addendum No. 6 to the Transfer Agency Agreement.

      9(e)  -     Form of Amended and Restated Schedule A to the
                  Administration Agreement.

      10    -     Opinion of Hale & Dorr LLP.

      11 -     Consent of Drinker Biddle & Reath LLP.